                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2013

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT J U N E 3 0, 2 0 1 3 ( u n a u d i t e d )

MARKET VECTORS HARD ASSETS ETFs

MOO®
Agribusiness ETF
KOL®
Coal ETF
GEX®
Global Alternative Energy ETF
GDX®
Gold Miners ETF
GDXJ®
Junior Gold Miners ETF
OIH®
Oil Services ETF
REMX®
Rare Earth/ Strategic Metals ETF
HAP
RVE Hard Assets Producers ETF
KWT®
Solar Energy ETF
SLX®
Steel ETF
FRAK®
Unconventional Oil & Gas ETF
NLR®
Uranium+ Nuclear Energy ETF

The information contained in these shareholder letters represent the opinions of Van Eck Global and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Van Eck Global are as of June 30, 2013, and are subject to change.

MARKET VECTORS HARD ASSETS ETFs

Dear Shareholder:

Market Vectors continues to be an industry leader in offering exchange-traded funds (ETFs) for a wide range of hard assets producer stocks.

As the chart below shows, the debt levels of developed countries, in particular France, Italy, Japan and the U.S., are huge.

Source: IMF - World Economic Outlook Database. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Hard assets, including precious metals, can provide diversification away from the long-term risk inherent in significant debt levels of developed countries.

While debt levels appear to rise inexorably, so too does our need for, and consumption of, energy1.

We offer a number of energy-oriented ETFs which, by focusing, for example, on alternative fuel sources and support services, provide their shareholders with opportunities to diversify away from traditional fossil fuel production.

■	Market Vectors Global Alternative Energy ETF (GEX) invests in companies whose technologies are involved with solar power, bio energy, wind power, hydro power and geothermal energy.

■	Market Vectors Oil Services ETF (OIH) invests in 25 of the largest U.S. listed, publicly traded oil services companies.

■	Market Vectors Solar Energy ETF (KWT) invests in companies principally engaged in solar power, for example, photovoltaic (PV), solar thermal and solar lighting, together with related products and services.

■	Market Vectors Unconventional Oil & Gas ETF (FRAK), based on the theme of unconventional energy production, invests in companies exploiting such fuel sources as coalbed methane (CBM), coal seam gas (CSG), shale oil, shale gas, tight natural gas, tight oil and tight sands.

■	Market Vectors Uranium+Nuclear Energy ETF (NLR) invests in companies around the world engaged in the nuclear energy business.

Going forward, we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you to stay in touch with us through the videos, email subscriptions and podcasts available on our website (www.marketvectorsetfs.com).

1

MARKET VECTORS HARD ASSETS ETFs

On the following pages, you will find the performance record of each of the funds for the six-month period ending June 30, 2013. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

July 30, 2013

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

MANAGEMENT DISCUSSION

Hard Assets Market Overview

The RogersTM-Van Eck Hard Assets Producer Index‡ (RVEIT), which includes equities of the world’s largest and most prominent hard assets producers, remains the most comprehensive index in the hard assets producer space. For the six-month period ending June 30, 2013, the index returned -6.01%.

The table below shows average sector weightings within this index and the total return of each sector for the six-month period ending June 30, 2013.

RVEIT Sector	Average Sector Weighting	Six Month Total Return for Period Ending June 30, 2013
Energy	41.66%	0.56%
Agriculture	31.88%	0.92%
Base/Industrial Metals	12.46%	-23.21%
Precious metals	5.99%	-46.87%
Alternatives	4.20%	7.26%
Paper & Forest Products	4.19%	8.90%

Source: Van Eck Global; FactSet; S-Network Global Indexes, LLC. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

All sectors - except for metals (both base/industrial and precious) - had positive returns over the half year. The two largest sectors by average weight, energy and agriculture, respectively, which together accounted for nearly three quarters of the index, both had positive returns. Despite their significantly smaller aggregate average weighting, the underperformance in the two metals sectors alone, led, in particular, by both steel and gold companies, took the performance of the index into negative territory.

Just over half of the suite of twelve Market Vectors Hard Assets ETFs posted negative total returns during the six-month period, while the Market Vectors Global Alternative Energy ETF and the Market Vectors Solar Energy ETF posted very strong performances. However, both the Market Vectors Gold Miners ETF and the Market Vectors Junior Gold Miners ETF posted significant negative total returns during the period.

2

Source: Van Eck Global. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

Agribusiness

The sector’s weak performance was driven, in large part, by the vicissitudes of the weather. While food product companies led contribution to performance in the sector, their positive contribution was more than offset by the poor performance of chemical companies engaged in agribusiness. Geographically, the most positive contributions to returns came from the United States and Japan, while the most negative came from Canada, Germany and Chile.

Coal

Coal stocks continued to decline in the first half of 2013, not least because of both environmental concerns and the substitution of natural gas for coal as a fuel in the United States, and reduced growth estimates for China2. In the first quarter of 2013 alone, at 245.1 million short tons, coal production in the United States was 8.0% lower than it was in the comparable period last year3. And, indeed, the two countries contributing most to the sector’s poor performance were the United States and China.

Global Alternative Energy

Global alternative energy stocks performed strongly in the first half of 2013, with a major contribution to overall performance from companies in the semiconductor and semiconductor equipment industry. The greatest contribution came from companies in the United States with by far the largest average weighting in the segment. But there was also a useful contribution from companies in Denmark. From a total return perspective, small-cap companies in the sectors performed particularly well.

Gold Miners

The first six months of 2013 saw some strong reactions to news coming from the Federal Reserve4, concerns over costs5 and capital spending at the mining companies (sometimes accompanied by large writedowns6), and a significant price decline in the price of gold itself over the first six months of 20137. None of these helped gold stocks over the period, with junior miners affected more than their established peers. While both large and junior Canadian gold mining stocks were hard hit, junior miners in Australia also had a particularly tough first half year.

3

MARKET VECTORS HARD ASSETS ETFs

Oil Services

Together with energy in general, oil services stocks produced a positive return in the first half of 2013. Uncertainties in the oil market, not least from the continuing unrest in such countries as Egypt and Syria, contributed to oil’s strength, with the supply side still subject to geopolitical threat.8 While Egypt may not produce much oil itself, the Suez Canal does pass through it, and it is also one of the most important Arab nations in the region that produces a third of the world’s oil.9 Crude oil production in the United States increased significantly in April and May, reaching production levels not seen since 1992.10 And, in March, the U.S. Energy Information Administration was forecasting that, later in 2013, monthly domestic United States crude oil production would exceed imports for the first time since 1995.11

Rare Earth and Strategic Metals

While China continues to be both the world’s largest producer and consumer of rare earths, its efforts to shore up the prices for these elements through various measures, including export controls, forced consolidation in the industry and a continuing crackdown on both their illegal production and export, have, in general, not been very effective. Consequently, rare earth prices overall remained depressed during the first half of 2013. This, coupled with concerns about possible oversupply as a couple of rare earth projects started to come on stream, were among some of the reasons behind the sector’s poor performance.

Hard Assets Producers

As in 2012, paper and forest products, together with alternatives, were the strongest performers on an absolute basis in the first six months of 2013. And while the energy and agriculture sectors had the highest average weightings in the index, and both provided positive total returns, taken together the performance of these four sectors was not able successfully to counterbalance the severely negative contribution to performance from both the precious and base/industrial metals sectors.

Solar Energy

As did global alternative energy stocks, solar energy stocks performed very strongly in the first six months of 2013, providing the second highest total return of any Market Vectors Hard Assets ETF for the period. In the United States, the solar market was strong. In the first quarter of 2013, the United States installed 723 megawatts12 of solar power (a record result for the first quarter of any year), with installations projected to reach a figure of 4.3 gigawatts in 201313. Within the sector, the highest contribution to returns came from companies producing semiconductors and semiconductor equipment, with the vast majority coming from companies in the United States, and only a very small proportion coming from China. There was, however, a useful contribution to performance from Norway. In addition to having the highest average weighting in the sector, small-cap companies also made the most significant contribution to its overall performance.

Steel

Based as it is on the demand for automobiles, construction and manufacturing, the demand for steel is particularly sensitive to uncertainties over global growth, with growth in Europe and China, in particular, important factors. (China is both the largest producer and largest consumer of steel.14) In addition, excess capacity remains a major issue in the steel industry.15 The industry as a whole performed poorly in the first six months of 2013. The largest negative contribution to performance geographically came from Brazil, followed by the United States and the United Kingdom respectively.

Unconventional Oil and Gas

Unconventional energy companies performed well in the first six months of 2013, particularly those in the United States. It is estimated that 80% of wells in the United States are now non-vertical.16 Demand for natural gas among industrial consumers in the United States was strong in the first five months of the year, up 4.0% compared with the same period last year17. Historically low natural gas prices and better economic prospects have both been contributory factors. While off the top, the price of natural gas at the end of the half remained above its level at the start of the year. Within the United States, the amount of crude oil extracted from the shale fields has increased with shale now constituting 30% of oil and 40% of natural gas production.18 Even though Canadian stocks constituted on average just over 18% of the fund by weight, they vastly underperformed their peers in the United States (on average over 80% of the fund by weight) during the half year, and actually provided a very small negative contribution to the fund’s overall strong performance.

4

Uranium and Nuclear Energy

Performance in the sector in the first half of 2013 was nearly flat. While companies in Japan and France contributed positively to returns, these were largely offset by negative contributions to returns from Australia, Canada and Poland. The performance of small-cap companies was a particular drag on returns. Nuclear power is estimated to generate around 11% of the world’s electricity. According to the World Nuclear Association, at the end of the half, there were 432 operable reactors, 68 under construction and 162 planned.19

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

‡	RogersTM-Van Eck Hard Assets Producers Index (RVEIT) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

[1]	World Nuclear Association: World Energy Needs and Nuclear Power, http://www.world-nuclear.org/info/Current-and-Future-Generation/World-Energy-Needs-and-Nuclear-Power/#.Ueki8m0tcdk

[2]	The Motley Fool: Why Coal Stocks Crashed Today, http://www.fool.com/investing/general/2013/06/24/why-coal-stocks-crashed-today.aspx

[3]	U.S. Energy Information Administration: Quarterly Coal Report, http://www.eia.gov/coal/production/quarterly/

[4]	Forbes: FOCUS: Gold Market Volatility Shows It Hangs On Every Fed Word About QE, http://www.forbes.com/sites/kitconews/2013/05/22/focus-gold-market-volatility-shows-it-hangs-on-every-word-about-qe/

[5]	Financial Times: Gold miners face writedown pressure, http://www.ft.com/intl/cms/s/0/abef9736-da73-11e2-a237-00144feab7de.html#axzz2Z7GCoTL1

[6]	CBCNews: Gold miners take huge writedowns, http://www.cbc.ca/news/business/story/2013/02/14/gold-miners-writedowns.html

[7]	MyDesert.com: Price of gold declines 30% in 1st half of 2013, http://www.mydesert.com/article/20130701/BUSINESS/307010028/Price-gold-declines-30-1st-half-2013

[8]	Oil & Gas Journal: MARKET WATCH: Oil prices rally, gas prices fall as first half of 2013 ends, http://www.ogj.com/articles/2013/06/market-watch-oil-prices-rally-gas-prices-fall-as-first-half-of-2013-ends.html

[9]	CNNMoney: Oil prices surge above $106, gasoline tops $3.50, http://money.cnn.com/2013/07/10/news/economy/oil-prices/index.html

[10]	U.S. Energy Information Administration: Short-Term Energy Outlook, http://www.eia.gov/forecasts/steo/

[11]	U.S. Energy Information Administration: U.S. crude oil production on track to surpass imports for first time since 1995, http://www.eia.gov/todayinenergy/detail.cfm?id=10451

[12]	Solar Energy Industries Association: U.S. Installs 723 MW of Solar PV in Q1 2013, According to New U.S. Solar Market Insight Report, http://www.seia.org/news/us-installs-723-mw-solar-pv-q1-2013-according-new-us-solar-market-insight-report

[13]	BloombergBusinessweek: U.S. Solar Grew 76% in 2012 Led by Utility-Scale Projects, http://www.businessweek.com/news/2013-03-14/u-dot-s-dot-solar-grew-76-percent-in-2012-led-by-utility-scale-projects

[14]	World Steel Association: Crude steel production, http://www.worldsteel.org/statistics/crude-steel-production.html

[15]	Ernst & Young: Global steel 2013 - A new world, a new strategy http://www.ey.com/Publication/vwLUAssets/Global-Steel-Report-2013/$FILE/Global-Steel-Report-2013_ER0046.pdf

[16]	Oil & Gas Financial Journal: Cheap domestic energy is driving US economy, http://www.ogfj.com/articles/print/volume-10/issue-7/departments/editor-s-comment/cheap-domestic-energy-is-driving-us-economy.html

[17]	U.S. Energy Information Administration: Short-Term Energy Outlook, http://www.eia.gov/forecasts/steo/report/natgas.cfm

[18]	CNBC: World Has 10 Years of Shale Oil: US Department of Energy, http://www.cnbc.com/id/100804970

[19]	World Nuclear Association: World Nuclear Power Reactors & Uranium Requirements, http://world-nuclear.org/info/Facts-and-Figures/World-Nuclear-Power-Reactors-and-Uranium-Requirements/#.UeQuqm0tcdk
5

MARKET VECTORS AGRIBUSINESS ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	MVMOOTR[2]
Six Months	(2.98)%	(3.17)%	(1.60)%
One Year	5.15%	5.12%	6.01%
Five Years	(2.77)%	(2.73)%	(2.21)%
Life* (annualized)	4.82%	4.85%	5.44%
Life* (cumulative)	31.63%	31.81%	36.23%
* since 8/31/07

Index data prior to March 18, 2013 reflects that of the DAXglobal® Agribusiness Index (DXAG). From March 18, 2013 forward, the index data reflects that of the Market Vectors® Global Agribusiness Index (MVMOOTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE.

Commencement date for the Market Vectors Agribusiness ETF (MOO) was 8/31/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Agribusiness Index (MVMOOTR) is a modified capitalization-weighted index designed to track the movements of securities of companies engaged in the agriculture business that are traded on leading global exchanges.

Market Vectors® Global Agribusiness Index (MVMOOTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVMOOTR. Solactive AG uses its best efforts to ensure that MVMOOTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVMOOTR to third parties. Market Vectors Agribusiness ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

6

MARKET VECTORS COAL ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	MVKOLTR[2]
Six Months	(29.75)%	(29.64)%	(29.00)%
One Year	(26.79)%	(26.82)%	(25.56)%
Five Years	(20.37)%	(20.21)%	(19.75)%
Life* (annualized)	(13.24)%	(13.19)%	(12.53)%
Life* (cumulative)	(54.02)%	(53.89)%	(51.94)%
* since 1/10/08

Index data prior to September 24, 2012 reflects that of the Stowe Coal IndexSM (TCOAL). From September 24, 2012 forward, the index data reflects that of the Market Vectors® Global Coal Index (MVKOLTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE.

Commencement date for the Market Vectors Coal ETF (KOL) was 1/10/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.62% / Net Expense Ratio 0.59%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Coal Index (MVKOLTR) is a rules-based, capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

Market Vectors® Global Coal Index (MVKOLTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVKOLTR. Solactive AG uses its best efforts to ensure that MVKOLTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVKOLTR to third parties. Market Vectors Coal ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

7

MARKET VECTORS GLOBAL ALTERNATIVE ENERGY ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	AGIXLT[2]
Six Months	37.86%	37.28%	37.01%
One Year	51.72%	50.67%	47.82%
Five Years	(20.51)%	(20.47)%	(21.15)%
Life* (annualized)	(13.49)%	(13.49)%	(14.01)%
Life* (cumulative)	(59.03)%	(59.04)%	(60.54)%
* since 5/3/07

Commencement dates for the Market Vectors Global Alternative Energy ETF (GEX) was 5/3/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.77% / Net Expense Ratio 0.62%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR - XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation in connection with Market Vectors Global Alternative Energy ETF (GEX). Market Vectors Global Alternative Energy ETF is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. The Fund, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

8

MARKET VECTORS GOLD MINERS ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	GDM[2]
Six Months	(47.21)%	(47.11)%	(46.98)%
One Year	(44.75)%	(44.73)%	(44.39)%
Five Year	(12.42)%	(12.35)%	(11.86)%
Life* (annualized)	(6.03)%	(6.02)%	(5.52)%
Life* (cumulative)	(35.78)%	(35.75)%	(33.27)%
* since 5/16/06

Commencement date for the Market Vectors Gold Miners ETF (GDX) was 5/16/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.53% / Net Expense Ratio 0.53%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.53% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Gold Miners Index (GDM) is a modified capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Gold Miners ETF (GDX). Market Vectors Gold Miners ETF is not sponsored, endorsed, sold or promoted by NYSE Euronext and NYSE Euronext makes no representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

9

MARKET VECTORS JUNIOR GOLD MINERS ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	MVGDXJTR[2]
Six Months	(53.71)%	(54.01)%	(54.11)%
One Year	(50.51)%	(50.51)%	(50.54)%
Life* (annualized)	(20.22)%	(20.36)%	(20.15)%
Life* (cumulative)	(56.02)%	(56.29)%	(55.87)%
* since 11/10/09

Commencement date for the Market Vectors Junior Gold Miners ETF (GDXJ) was 11/10/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/09) to the first day of secondary market trading in shares of the Fund (11/11/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.57% / Net Expense Ratio 0.57%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

Market Vectors® Global Junior Gold Miners Index (MVGDXJTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVGDXJTR. Solactive AG uses its best efforts to ensure that MVGDXJTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVGDXJTR to third parties. Market Vectors Junior Gold Miners ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

10

MARKET VECTORS OIL SERVICES ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	MVOIHTR[2]
Six Months	10.74%	10.74%	10.83%
One Year	21.31%	21.40%	21.61%
Life* (annualized)	9.30%	8.71%	8.87%
Life* (cumulative)	14.56%	13.62%	13.86%
* since 12/20/11

Commencement date for the Market Vectors Oil Services ETF (OIH) was 12/20/2011.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.38% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Listed Oil Services 25 Index (MVOIHTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded oil services companies.

Market Vectors® US Listed Oil Services 25 Index (MVOIHTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVOIHTR. Solactive AG uses its best efforts to ensure that MVOIHTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVOIHTR to third parties. Market Vectors Oil Services ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

11

MARKET VECTORS RARE EARTH/STRATEGIC METALS ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	MVREMXTR[2]
Six Months	(27.89)%	(27.44)%	(25.88)%
One Year	(29.53)%	(28.41)%	(27.46)%
Life* (annualized)	(21.71)%	(21.39)%	(21.47)%
Life* (cumulative)	(48.02)%	(47.46)%	(47.61)%
* since 10/27/10

Commencement date for the Market Vectors Rare Earth/Strategic Metals ETF (REMX) was 10/27/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/27/10) to the first day of secondary market trading in shares of the Fund (10/28/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.67% / Net Expense Ratio 0.57%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.57% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Rare Earth/Strategic Metals Index (MVREMXTR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in a variety of activities that are related to the mining, refining and manufacturing of rare earth/strategic metals.

Market Vectors® Global Rare Earth/Strategic Metals Index (MVREMXTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary MVREMXTR of the Adviser), which has contracted with Solactive AG to maintain and calculate MVREMXTR. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVREMXTR to third parties. Market Vectors Rare Earth/Strategic Metals ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

12

MARKET VECTORS RVE HARD ASSETS PRODUCERS ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	RVEIT[2]
Six Months	(6.05)%	(6.51)%	(6.01)%
One Year	2.11%	1.89%	2.26%
Life* (annualized)	(2.07)%	(2.11)%	(1.85)%
Life* (cumulative)	(9.61)%	(9.82)%	(8.64)%
* since 8/29/08

Commencement date for the Market Vectors RVE Hard Assets Producers ETF (HAP) was 8/29/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.73% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The RogersTM-Van Eck Hard Assets Producers Index is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC in connection with Market Vectors RVE Hard Assets Producers ETF (HAP). Market Vectors RVE Hard Assets Producers ETF is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in the Fund.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

The Fund is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in the Fund or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

13

MARKET VECTORS SOLAR ENERGY ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	MVKWTTR[2]
Six Months	33.02%	30.68%	31.03%
One Year	26.21%	25.35%	23.59%
Five Years	(38.02)%	(38.09)%	(38.85)%
Life* (annualized)	(37.51)%	(37.55)%	(38.19)%
Life* (cumulative)	(91.29)%	(91.32)%	(91.79)%
* since 4/21/08

Index data prior to March 18, 2013 reflects that of the Ardour Solar Energy IndexSM (SOLRXT). From March 18, 2013 forward, the index data reflects that of the Market Vectors® Global Solar Energy Index (MVKWTTR). All Index history reflects a blend of the performance of the aforementioned Indexes AND IS NOT INTENDED FOR ANY THIRD PARTY USE.

Commencement date for the Market Vectors Solar Energy ETF (KWT) was 4/21/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.74% / Net Expense Ratio 0.66%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Solar Energy Index (MVKWTTR) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

Market Vectors® Global Solar Energy Index (MVKWTTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVKWTTR. Solactive AG uses its best efforts to ensure that MVKWTTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVKWTTR to third parties. Market Vectors Global Solar Energy ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

14

MARKET VECTORS STEEL ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	STEEL[2]
Six Months	(21.96)%	(22.13)%	(21.87)%
One Year	(12.86)%	(12.79)%	(12.36)%
Five Year	(16.54)%	(16.54)%	(16.25)%
Life* (annualized)	0.97%	0.99%	1.36%
Life* (cumulative)	6.74%	6.83%	9.53%
* since 10/10/06

Commencement date for the Market Vectors Steel ETF was 10/10/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.60% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Steel Index (STEEL) is a modified capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Steel ETF (SLX). Market Vectors Steel ETF is not sponsored, endorsed, sold or promoted by NYSE Euronext and NYSE Euronext makes no representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

15

MARKET VECTORS UNCONVENTIONAL OIL & GAS ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	MVFRAKTR[2]
Six Month	11.16%	11.27%	11.32%
One Year	21.46%	20.07%	20.29%
Life* (annualized)	1.51%	0.88%	1.07%
Life* (cumulative)	2.09%	1.21%	1.47%
* since 2/14/12

Commencement date for the Market Vectors Unconventional Oil & Gas ETF (FRAK) was 2/14/2012.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/14/12) to the first day of secondary market trading in shares of the Fund (2/15/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.15% / Net Expense Ratio 0.54%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.54% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Unconventional Oil & Gas Index (MVFRAKTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the overall performance of companies involved in the exploration, development, extraction, production and/or refining of unconventional oil and natural gas.

Market Vectors® Global Unconventional Oil & Gas Index (MVFRAKTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate MVFRAKTR. Solactive AG uses its best efforts to ensure that MVFRAKTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in MVFRAKTR to third parties. Market Vectors Unconventional Oil & Gas ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

16

MARKET VECTORS URANIUM+NUCLEAR ENERGY ETF

PERFORMANCE COMPARISON

(unaudited)

Total Return	Share Price[1]	NAV	DXNE[2]
Six Months	0.73%	0.77%	1.62%
One Year	1.73%	1.56%	1.01%
Five Years	(12.66)%	(12.53)%	(12.63)%
Life* (annualized)	(12.49)%	(12.47)%	(12.39)%
Life* (cumulative)	(54.37)%	(54.31)%	(54.05)%
* since 8/13/07

Commencement date for the Market Vectors Uranium+Nuclear Energy ETF (NLR) was 8/13/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.70% / Net Expense Ratio 0.60%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	DAXglobal® Nuclear Energy Index (DXNE) is a modified capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Uranium+Nuclear Energy ETF (NLR). Market Vectors Uranium+Nuclear Energy ETF is not sponsored, endorsed, sold or promoted by Deutsche Börse AG and Deutsche Börse AG makes no representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

17

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2013 to June 30, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2013- June 30, 2013
Agribusiness ETF
Actual	$1,000.00	$968.30	0.55%	$2.68
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76
Coal ETF
Actual	$1,000.00	$703.60	0.59%	$2.49
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Global Alternative Energy ETF
Actual	$1,000.00	$1,372.80	0.62%	$3.65
Hypothetical**	$1,000.00	$1,021.72	0.62%	$3.11
Gold Miners ETF
Actual	$1,000.00	$528.90	0.53%	$2.01
Hypothetical**	$1,000.00	$1,022.17	0.53%	$2.66
Junior Gold Miners ETF
Actual	$1,000.00	$459.90	0.57%	$2.06
Hypothetical**	$1,000.00	$1,021.97	0.57%	$2.86
Oil Services ETF
Actual	$1,000.00	$1,107.40	0.35%	$1.83
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Rare Earth / Strategic Metals ETF
Actual	$1,000.00	$725.60	0.57%	$2.44
Hypothetical**	$1,000.00	$1,021.97	0.57%	$2.86
RVE Hard Assets Producers ETF
Actual	$1,000.00	$934.90	0.50%	$2.40
Hypothetical**	$1,000.00	$1,022.32	0.50%	$2.51
Solar Energy ETF
Actual	$1,000.00	$1,306.80	0.66%	$3.77
Hypothetical**	$1,000.00	$1,021.52	0.66%	$3.31
Steel ETF
Actual	$1,000.00	$778.70	0.55%	$2.43
Hypothetical**	$1,000.00	$1,022.07	0.55%	$2.76
Unconventional Oil & Gas ETF
Actual	$1,000.00	$1,112.70	0.54%	$2.83
Hypothetical**	$1,000.00	$1,022.12	0.54%	$2.71
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$1,007.50	0.60%	$2.99
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2013) multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
19

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Argentina: 0.1%
532,807	Cresud S.A.C.I.F. y A (ADR)	$3,958,756
Australia: 1.8%
28,363,771	Incitec Pivot Ltd. #	73,913,945
3,113,892	Nufarm Ltd. #	13,218,722
		87,132,667
Canada: 11.3%
2,528,475	Agrium, Inc. (USD) †	219,876,186
8,676,378	Potash Corp. of Saskatchewan, Inc. (USD)	330,830,293
		550,706,479
Chile: 0.6%
670,825	Sociedad Quimica y Minera de Chile S.A. (ADR)	27,101,330
China / Hong Kong: 0.4%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * † #	3,156,059
18,192,000	China BlueChemical Ltd. #	11,059,247
30,584,000	Sinofert Holdings Ltd. † #	5,085,177
		19,300,483
Germany: 2.1%
2,833,192	K+S AG #	104,561,806
Indonesia: 1.7%
5,759,376	Astra Agro Lestari Tbk PT #	11,391,430
122,794,500	Charoen Pokphand Indonesia Tbk PT #	63,400,811
48,716,510	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	8,414,635
		83,206,876
Israel: 1.5%
7,536,144	Israel Chemicals Ltd. #	73,951,284
Italy: 3.0%
13,200,185	Fiat Industrial SpA † #	146,739,534
Japan: 6.5%
3,498,197	Kubota Corp. (ADR) †	254,633,760
3,979,000	Nippon Meat Packers, Inc. #	60,768,832
		315,402,592
Malaysia: 4.3%
24,816,600	Felda Global Ventures Holdings Bhd #	35,479,750
50,111,255	IOI Corp. Bhd #	86,349,393
7,244,470	Kuala Lumpur Kepong Bhd #	49,752,177
8,684,400	PPB Group Bhd #	38,868,458
		210,449,778
Netherlands: 1.0%
1,100,846	Nutreco N.V. #	46,552,251
Norway: 3.5%
46,998,782	Marine Harvest ASA † #	47,526,556
3,118,106	Yara International ASA † #	123,701,537
		171,228,093
Russia: 3.1%
4,601,672	Uralkali OJSC (GDR) # Reg S	151,925,536
Singapore: 5.0%
8,547,000	First Resources Ltd. #	11,935,151
111,778,745	Golden Agri-Resources Ltd. #	49,177,889
7,492,520	Indofood Agri Resources Ltd. † #	5,751,748
72,405,751	Wilmar International Ltd. #	178,963,918
		245,828,706
Number of Shares		Value

South Africa: 0.4%
1,570,409	Tongaat Hulett Ltd.	$19,853,164
Switzerland: 8.1%
5,095,404	Syngenta A.G. (ADR)	396,728,155
Taiwan: 0.6%
11,967,000	Taiwan Fertilizer Co. Ltd. #	28,771,696
Thailand: 0.9%
53,936,236	Charoen Pokphand Foods #	44,658,650
Turkey: 0.2%
232,354	Turk Traktor ve Ziraat Makineleri AS † #	8,183,503
Ukraine: 0.3%
860,348	Kernel Holding S.A. * #	12,366,072
United States: 43.6%
1,694,681	AGCO Corp.	85,056,039
325,655	Andersons, Inc.	17,321,589
9,135,007	Archer-Daniels-Midland Co.	309,768,087
2,552,225	Bunge Ltd.	180,620,963
1,032,483	CF Industries Holdings, Inc.	177,070,835
809,115	Chiquita Brands International, Inc. *	8,835,536
3,860,149	Deere & Co.	313,637,106
223,863	Lindsay Corp. †	16,785,248
3,872,038	Monsanto Co.	382,557,354
4,361,936	Mosaic Co.	234,715,776
2,416,515	Smithfield Foods, Inc. *	79,140,866
1,001,487	Toro Co.	45,477,525
1,215,340	Tractor Supply Co.	142,936,137
4,960,151	Tyson Foods, Inc.	127,376,678
		2,121,299,739
Total Common Stocks
(Cost: $4,914,058,316)		4,869,907,150
MONEY MARKET FUND: 0.0%
(Cost: $134)
134	Dreyfus Government Cash Management Fund	134
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $4,914,058,450)		4,869,907,284
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.4%
(Cost: $358,711,687)
358,711,687	Bank of New York Overnight Government Fund	358,711,687
Total Investments: 107.4%
(Cost: $5,272,770,137)		5,228,618,971
Liabilities in excess of other assets: (7.4)%		(361,300,167)
NET ASSETS: 100.0%		$4,867,318,804

See Notes to Financial Statements

20

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $345,362,205.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,495,625,767 which represents 30.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	43.9%	$2,136,235,737
Agricultural Operations	15.4	749,963,949
Auto-Med & Heavy Duty Trucks	3.0	146,739,534
Chemicals – Diversified	4.5	218,833,142
Diversified Operations	0.4	19,853,164
Fisheries	1.0	47,526,556
Food – Flour & Grain	0.7	35,479,750
Food – Meat Products	5.5	267,286,376
Food – Miscellaneous / Diversified	6.5	317,878,813
Machinery - Farm	13.9	678,295,656
Pastoral & Agricultural	1.3	63,400,811
Retail – Gardening Products	3.9	188,413,662
Money Market Fund	0.0	134
	100.0%	$4,869,907,284

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$3,958,756	$–	$–	$3,958,756
Australia	–	87,132,667	–	87,132,667
Canada	550,706,479	–	–	550,706,479
Chile	27,101,330	–	–	27,101,330
China / Hong Kong	–	19,300,483	–	19,300,483
Germany	–	104,561,806	–	104,561,806
Indonesia	–	83,206,876	–	83,206,876
Israel	–	73,951,284	–	73,951,284
Italy	–	146,739,534	–	146,739,534
Japan	254,633,760	60,768,832	–	315,402,592
Malaysia	–	210,449,778	–	210,449,778
Netherlands	–	46,552,251	–	46,552,251
Norway	–	171,228,093	–	171,228,093
Russia	–	151,925,536	–	151,925,536
Singapore	–	245,828,706	–	245,828,706
South Africa	19,853,164	–	–	19,853,164
Switzerland	396,728,155	–	–	396,728,155
Taiwan	–	28,771,696	–	28,771,696
Thailand	–	44,658,650	–	44,658,650
Turkey	–	8,183,503	–	8,183,503
Ukraine	–	12,366,072	–	12,366,072
United States	2,121,299,739	–	–	2,121,299,739
Money Market Funds	358,711,821	–	–	358,711,821
Total	$3,732,993,204	$1,495,625,767	$–	$5,228,618,971

During the period ended June 30, 2013, transfers of securities from Level 1 to Level 2 were $25,350,852. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

21

COAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 7.8%
1,112,551	Aurizon Holdings Ltd. #	$4,229,754
864,686	New Hope Corp. Ltd. † #	2,822,985
2,288,081	Whitehaven Coal Ltd. † #	4,818,301
		11,871,040
Canada: 7.6%
1,104,079	Sherritt International Corp.	4,081,623
276,074	Westshore Terminals Investment Corp.	7,518,466
		11,600,089
China / Hong Kong: 15.4%
9,617,095	China Coal Energy Co. Ltd. † #	5,002,353
4,189,408	China Shenhua Energy Co. Ltd. #	10,649,380
11,624,067	Fushan International Energy Group Ltd. † #	4,488,559
2,072,307	Hidili Industry International Development Ltd. † #	373,153
407,773	Yanzhou Coal Mining Co. Ltd. (ADR) †	2,899,266
		23,412,711
Indonesia: 12.0%
60,654,715	Adaro Energy Tbk PT #	5,214,783
43,416,500	Borneo Lumbung Energi & Metal Tbk PT * #	1,682,861
59,475,000	Bumi Resources Tbk PT #	3,266,209
1,426,552	Indo Tambangraya Megah Tbk PT #	4,030,303
2,997,000	Tambang Batubara Bukit Asam Tbk PT #	3,988,668
		18,182,824
Netherlands: 0.2%
354,244	New World Resources PLC (GBP) † #	290,710
Poland: 3.3%
139,694	Jastrzebska Spolka Weglowa S.A. #	2,688,725
77,141	Lubelski Wegiel Bogdanka S.A. * † #	2,331,406
		5,020,131
Russia: 0.3%
469,347	Raspadskaya OAO (USD) *	437,474
Number of Shares		Value

South Africa: 5.0%
519,072	Exxaro Resources Ltd. † #	$7,622,333
Thailand: 4.7%
928,700	Banpu PCL (ADR) #	7,192,682
United States: 43.7%
106,840	Alliance Holdings GP LP	6,811,050
76,966	Alliance Resource Partners LP †	5,436,109
820,980	Alpha Natural Resources, Inc. *	4,301,935
789,165	Arch Coal, Inc. †	2,983,044
226,166	Cloud Peak Energy, Inc. *	3,727,216
416,979	Consol Energy, Inc.	11,300,131
44,708	FreightCar America, Inc.	759,589
223,321	Joy Global, Inc.	10,837,768
249,060	Natural Resource Partners LP	5,123,164
632,088	Peabody Energy Corp.	9,253,768
260,194	SunCoke Energy, Inc. *	3,647,920
232,648	Walter Energy, Inc. †	2,419,539
		66,601,233
Total Common Stocks (Cost: $269,191,288)		152,231,227
MONEY MARKET FUND: 0.0% (Cost: $47,629)
47,629	Dreyfus Government Cash Management Fund	47,629
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $269,238,917)		152,278,856
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 17.8%
(Cost: $27,158,112)
27,158,112	Bank of New York Overnight Government Fund	27,158,112
Total Investments: 117.8%
(Cost: $296,397,029)		179,436,968
Liabilities in excess of other assets: (17.8)%		(27,156,512)
NET ASSETS: 100.0%		$152,280,456

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,614,199.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $70,693,165 which represents 46.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Coal	80.7%	$122,830,456
Diversified Minerals	1.3	1,973,571
Diversified Operations	2.7	4,081,623
Machinery - Construction & Mining	7.1	10,837,768
Miscellaneous Manufacturing	0.5	759,589
Storage/Warehousing	4.9	7,518,466
Transport - Rail	2.8	4,229,754
Money Market Fund	0.0	47,629
	100.0%	$152,278,856

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$11,871,040	$–	$11,871,040
Canada	11,600,089	–	–	11,600,089
China / Hong Kong	2,899,266	20,513,445	–	23,412,711
Indonesia	–	18,182,824	–	18,182,824
Netherlands	–	290,710	–	290,710
Poland	–	5,020,131	–	5,020,131
Russia	437,474	–	–	437,474
South Africa	–	7,622,333	–	7,622,333
Thailand	–	7,192,682	–	7,192,682
United States	66,601,233	–	–	66,601,233
Money Market Funds	27,205,741	–	–	27,205,741
Total	$108,743,803	$70,693,165	$–	$179,436,968

During the period ended June 30, 2013, transfers of securities from Level 1 to Level 2 were $2,063,999. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

23

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Austria: 1.0%
37,469	Verbund - Oesterreichische Elektrizis A.G. † #	$709,671
Brazil: 4.3%
192,271	Cosan Ltd. (Class A) (USD)	3,107,099
Canada: 2.5%
52,468	Westport Innovations, Inc. * †	1,763,108
China / Hong Kong: 9.7%
3,495,000	China Longyuan Power Group Corp. Ltd. #	3,593,241
393,784	Dongfang Electric Corp. Machinery Co. Ltd. † #	525,037
12,100,000	GCL-Poly Energy Holdings Ltd. * † #	2,580,015
503,000	Xinjiang Goldwind Science & Technology Co. Ltd. #	340,476
		7,038,769
Denmark: 4.6%
235,978	Vestas Wind Systems A/S * #	3,330,959
Germany: 0.5%
11,718	SMA Solar Technology A.G. #	347,739
Ireland: 10.1%
111,089	Eaton Corp. PLC (USD)	7,310,767
Italy: 5.1%
1,783,984	Enel Green Power SpA #	3,697,312
Japan: 3.7%
124,604	Kurita Water Industries Ltd. #	2,633,275
Philippines: 2.0%
10,895,100	Energy Development Corp. #	1,456,656
Spain: 3.5%
258,292	EDP Renovaveis S.A. * #	1,323,694
222,947	Gamesa Corp. Tecnologica S.A. #	1,207,861
		2,531,555

Number of Shares		Value

United States: 53.2%
53,953	AVX Corp.	$633,948
74,723	Clean Energy Fuels Corp. * †	986,344
131,923	Covanta Holding Corp.	2,641,099
115,638	Cree, Inc. *	7,384,643
60,519	EnerSys, Inc.	2,967,852
78,066	First Solar, Inc. * †	3,491,892
79,610	International Rectifier Corp. *	1,667,033
42,733	Itron, Inc. *	1,813,161
53,744	Polypore International, Inc. * †	2,165,883
32,474	Power Integrations, Inc.	1,317,145
28,618	Solarcity Corp. * †	1,080,902
244,892	SunEdison Inc *	2,000,768
45,690	Sunpower Corp. * †	945,783
73,354	Tesla Motors, Inc. * †	7,880,420
42,685	Veeco Instruments, Inc. * †	1,511,903
		38,488,776
Total Common Stocks (Cost: $84,165,859)		72,415,686
MONEY MARKET FUND: 0.0% (Cost: $7,270)
7,270	Dreyfus Government Cash Management Fund	7,270
Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $84,173,129)		72,422,956

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 26.6%
(Cost: $19,259,331)
19,259,331	Bank of New York Overnight Government Fund	19,259,331
Total Investments: 126.8% (Cost: $103,432,460)		91,682,287
Liabilities in excess of other assets: (26.8)%		(19,380,956)
NET ASSETS: 100.0%		$72,301,331

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,478,072.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,745,936 which represents 30.1% of net assets.

See Notes to Financial Statements

24

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Auto - Cars / Light Trucks	10.9%	$7,880,420
Automobile / Truck Parts & Equipment	2.4	1,763,108
Batteries / Battery System	7.1	5,133,735
Diversified Manufacturing Operations	10.1	7,310,767
Electric – Generation	2.0	1,456,656
Electric – Integrated	1.0	709,671
Electronic Compo-Misc	0.9	633,948
Electronic Component – Semiconductors	20.1	14,544,336
Electronic Measure Instruments	2.5	1,813,161
Energy – Alternate Sources	18.3	13,261,508
Non – Hazardous Waste Disposal	3.6	2,641,099
Power Conversion / Supply Equipment	9.3	6,697,855
Semiconductor Component – Integrated Circuits	1.8	1,317,145
Semiconductor Equipment	2.1	1,511,903
Sugar	4.3	3,107,099
Water Treatment Systems	3.6	2,633,275
Money Market Fund	0.0	7,270
	100.0%	$72,422,956

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$–	$709,671	$–	$709,671
Brazil	3,107,099	–	–	3,107,099
Canada	1,763,108	–	–	1,763,108
China / Hong Kong	–	7,038,769	–	7,038,769
Denmark	–	3,330,959	–	3,330,959
Germany	–	347,739	–	347,739
Ireland	7,310,767	–	–	7,310,767
Italy	–	3,697,312	–	3,697,312
Japan	–	2,633,275	–	2,633,275
Philippines	–	1,456,656	–	1,456,656
Spain	–	2,531,555	–	2,531,555
United States	38,488,776	–	–	38,488,776
Money Market Funds	19,266,601	–	–	19,266,601
Total	$69,936,351	$21,745,936	$–	$91,682,287

See Notes to Financial Statements

25

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 62.2%
9,952,028	Agnico-Eagle Mines Ltd. (USD) ‡ †	$274,078,851
18,205,367	AuRico Gold, Inc. (USD) ‡ †	79,557,454
47,192,541	B2GOLD Corp. (USD) ‡ *	100,520,112
39,590,456	Barrick Gold Corp. (USD)	623,153,777
40,897,222	Eldorado Gold Corp. (USD) ‡	252,744,832
8,622,947	First Majestic Silver Corp. (USD) ‡ * †	91,317,009
32,320,708	Goldcorp, Inc. (USD)	799,291,109
27,771,746	IAMGOLD Corp. (USD) ‡ †	120,251,660
51,464,018	Kinross Gold Corp. (USD)	262,466,492
35,172,394	New Gold, Inc. (USD) ‡ *	225,806,770
11,166,496	Pan American Silver Corp. (USD) ‡	129,978,013
3,359,807	Seabridge Gold, Inc. (USD) ‡ * †	31,682,980
5,955,627	Silver Standard Resources, Inc. (USD) ‡ * †	37,758,675
14,414,881	Silver Wheaton Corp. (USD)	283,540,709
7,436,754	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	20,079,236
29,790,432	Yamana Gold, Inc. (USD) †	283,307,008
		3,615,534,687
Peru: 4.4%
17,065,336	Cia de Minas Buenaventura S.A. (ADR) ‡	251,884,359
South Africa: 11.1%
18,370,519	AngloGold Ashanti Ltd. (ADR)	262,698,422
49,719,329	Gold Fields Ltd. (ADR) ‡	261,026,477
8,304,354	Great Basin Gold Ltd. (USD) *	27,404
32,100,457	Harmony Gold Mining Co. Ltd. (ADR) ‡	122,302,741
		646,055,044
United Kingdom: 4.9%
4,418,334	Randgold Resources Ltd. (ADR)	282,994,293

Number of Shares		Value

United States: 17.5%
7,651,695	Allied Nevada Gold Corp. ‡ *	$49,582,984
7,476,188	Coeur d’Alene Mines Corp. ‡ *	99,433,300
19,109,215	Golden Star Resources Ltd. ‡ *	8,025,870
21,071,210	Hecla Mining Co. ‡ †	62,792,206
19,729,549	Newmont Mining Corp.	590,899,993
4,747,672	Royal Gold, Inc. ‡	199,782,038
6,026,878	Vista Gold Corp. ‡ *	5,846,072
		1,016,362,463
Total Common Stocks (Cost: $11,798,625,845)		5,812,830,846
MONEY MARKET FUND: 0.0% (Cost: $6,000)
6,000	Blackrock Federal Fund	6,000

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $11,798,631,845)		5,812,836,846

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
(Cost: $128,571,640)
128,571,640	Bank of New York Overnight Government Fund	128,571,640
Total Investments: 102.3% (Cost: $11,927,203,485)		5,941,408,486
Liabilities in excess of other assets: (2.3)%		(131,086,683)
NET ASSETS: 100.0%		$5,810,321,803

ADR	American Depositary Receipt
USD	United States Dollar
‡	Affiliated issuer - as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $123,970,145.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold Mining	87.9%	$5,108,010,934
Precious Metals	1.7	99,433,300
Silver Mining	10.4	605,386,612
Money Market Fund	0.0	6,000
	100.0%	$5,812,836,846

See Notes to Financial Statements

26

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2013 is set forth below:

Affiliates	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of June 30, 2013
Agnico-Eagle Mines Ltd.	$411,650,210	$214,254,329	$(154,415,896)	$(15,281,062)	$2,931,881	$274,078,851
Allied Nevada Gold Corp.	186,117,228	57,298,064	(48,429,506)	(6,739,334)	–	49,582,984
AuRico Gold, Inc.	159,034,685	63,583,241	(74,358,804)	(29,744,186)	585,811	79,557,454
Aurizon Mines Ltd.	39,436,143	22,369,947	(71,195,186)	(13,853,243)	–	–
B2GOLD Corp.	–	110,575,292	(824,147)	(1,805)	–	100,520,112
Cia de Minas Buenaventura S.A.	434,068,065	233,294,352	(150,706,949)	(6,762,695)	3,792,609	251,884,359
Coeur d’Alene Mines Corp.	151,600,624	31,240,915	(29,079,414)	(97,810)	–	99,433,300
Eldorado Gold Corp.	402,233,139	217,031,013	(150,259,206)	(20,861,273)	1,654,409	252,744,832
First Majestic Silver Corp.	161,500,618	77,567,265	(70,561,859)	(17,460,327)	–	91,317,009
Gold Fields Ltd.	448,314,699	233,849,990	(227,190,792)	(5,303,518)	2,341,780	261,026,477
Golden Star Resources Ltd.	32,825,215	13,633,429	(12,131,672)	(12,232,008)	–	8,025,870
Harmony Gold Mining Co. Ltd.	268,607,700	110,378,925	(101,986,961)	(6,088,878)	1,310,052	122,302,741
Hecla Mining Co.	114,640,502	71,179,851	(63,106,304)	(5,834,314)	287,887	62,792,206
IAMGOLD Corp.	297,417,891	110,956,246	(106,469,072)	(79,858,509)	–	120,251,660
New Gold, Inc.	351,692,896	190,166,413	(165,746,350)	(3,302,520)	–	225,806,770
Pan American Silver Corp.	196,544,772	104,862,348	(96,135,970)	(41,979,432)	2,194,063	129,978,013
Royal Gold, Inc.	360,645,301	185,841,423	(171,603,596)	(412,459)	1,774,561	199,782,038
Seabridge Gold, Inc.	55,148,618	28,352,759	(25,045,952)	(12,135,537)	–	31,682,980
Silver Standard Resources, Inc.	82,811,450	33,896,227	(31,956,735)	(21,743,340)	–	37,758,675
Tanzanian Royalty Exploration Corp.	30,581,282	15,861,990	(13,684,840)	(5,497,790)	–	20,079,236
Vista Gold Corp.	15,063,924	6,796,717	(6,040,745)	(2,658,011)	–	5,846,072
	$4,199,934,962	$2,132,990,736	$(1,770,929,956)	$(307,848,051)	$16,873,053	$2,424,451,639

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$5,812,830,846	$–	$–	$5,812,830,846
Money Market Funds	128,577,640	–	–	128,577,640
Total	$5,941,408,486	$–	$–	$5,941,408,486

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2013:

Common Stocks
South Africa
Balance as of December 31, 2012	$–
Realized gain (loss)	(43,952,863)
Net change in unrealized appreciation (depreciation)	44,206,025
Purchases	–
Sales	(253,162)
Transfers in and/or out of level 3	–
Balance as of June 30, 2013	$–

During the period ended June 30, 2013, transfers of securities from Level 3 to Level 1 were valued at $0. These transfers resulted primarily from increased trading activity.

See Notes to Financial Statements

27

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 20.5%
57,778,967	Beadell Resources Ltd. ‡ * † #	$26,979,910
34,333,476	Evolution Mining Ltd. * #	18,346,576
328,928,264	Focus Minerals Ltd. ‡ * † #	4,164,301
59,366,358	Indophil Resources NL * † #	14,682,887
38,387,414	Intrepid Mines Ltd. ‡ * † #	7,824,584
11,180,861	Kingsgate Consolidated Ltd. ‡ † #	13,333,115
13,877,928	Medusa Mining Ltd. ‡ † #	19,982,421
29,611,444	Northern Star Resources Ltd. ‡ † #	15,981,151
21,567,611	OceanaGold Corp. (CAD) ‡ *	26,577,463
20,547,717	Papillon Resources Ltd. ‡ * #	12,742,343
33,644,427	Perseus Mining Ltd. (CAD) ‡ *	15,627,062
10,828,383	Red 5 Ltd. ‡ * † # §	4,952,216
47,245,263	Resolute Mining Ltd. ‡ #	26,439,111
43,731,330	Saracen Mineral Holdings Ltd. ‡ * † #	4,763,188
24,505,373	Silver Lake Resources Ltd. ‡ * † #	13,690,671
35,856,617	St. Barbara Ltd. ‡ * † #	15,276,703
6,047,814	Troy Resources Ltd. ‡ #	8,532,555
		249,896,257
Canada: 57.9%
2,988,065	Alexco Resource Corp. (USD) * †	3,346,633
5,872,268	Asanko Gold, Inc. ‡ *	12,524,388
5,985,256	Atac Resources Ltd. ‡ * †	4,709,003
3,175,408	Aurcana Corp. ‡ *	4,214,011
18,520,712	Banro Corp. ‡ * †	14,395,928
5,487,831	Bear Creek Mining Corp. ‡ * †	8,843,370
14,456,090	Belo Sun Mining Corp. ‡ *	6,440,459
15,821,682	Brigus Gold Corp. (USD) ‡ *	8,069,058
18,041,902	China Gold International Resources Corp. Ltd. *	47,885,990
9,179,313	Colossus Minerals, Inc. ‡ * †	10,615,443
7,617,215	Continental Gold Ltd. ‡ * †	23,827,489
14,988,473	Crocodile Gold Corp. *	1,704,931
7,677,015	Dundee Precious Metals, Inc. ‡ * †	31,291,686
7,323,853	Endeavour Silver Corp. (USD) ‡ * †	25,120,816
6,101,282	Exeter Resource Corp. (USD) ‡ *	4,331,910
9,205,616	Fortuna Silver Mines, Inc. ‡ *	30,541,406
9,435,059	Great Panther Silver Ltd. (USD) ‡ *	7,123,470
9,265,848	Guyana Goldfields, Inc. ‡ * †	11,857,334
3,962,575	International Tower Hill Mines Ltd. (USD) * †	2,575,674
3,710,649	Kirkland Lake Gold, Inc. ‡ * †	15,546,773
30,607,224	Lake Shore Gold Corp. ‡ *	9,284,148
2,827,746	MAG Silver Corp. * †	16,484,798
18,995,593	McEwen Mining, Inc. (USD) ‡ * †	31,912,596
10,988,812	Premier Gold Mines Ltd. ‡ * †	19,062,065
5,765,967	Primero Mining Corp. * †	25,688,464
7,363,300	Rainy River Resources Ltd. ‡ * †	24,778,155
2,908,943	Richmont Mines, Inc. (USD) ‡ * †	4,421,593
12,921,543	Rio Alto Mining Ltd. ‡ *	23,884,553
42,984,690	Romarco Minerals, Inc. ‡ *	19,150,485
21,193,961	Rubicon Minerals Corp. ‡ * †	27,121,520
8,161,251	Sabina Gold & Silver Corp. * †	7,581,427
5,805,831	Sandstorm Gold Ltd. (USD) ‡ * †	33,964,111
14,574,745	Scorpio Mining Corp. ‡ *	4,697,297
3,346,824	Seabridge Gold, Inc. (USD) ‡ * †	31,560,550
12,546,532	Silvercorp Metals, Inc. (USD) ‡ †	35,381,220
19,877,343	Sulliden Gold Corp Ltd. ‡ *	14,885,161
7,408,109	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	20,001,894
Number of Shares		Value

Canada: (continued)
10,590,719	Timmins Gold Corp. ‡ *	$23,290,647
44,556,852	Torex Gold Resources, Inc. ‡ * †	56,173,860
		704,290,316
Cayman Islands: 1.2%
26,364,292	Endeavour Mining Corp. (CAD) ‡ *	13,994,979
China / Hong Kong: 4.0%
239,602,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * † #	39,815,694
15,318,000	China Silver Group Ltd. * #	1,899,966
18,322,000	Lingbao Gold Co. Ltd. (Class H) ‡ #	3,161,161
19,288,900	Real Gold Mining Ltd. * † # §	3,990,899
		48,867,720
Singapore: 4.1%
56,884,000	LionGold Corp. Ltd. ‡ * † #	50,479,785
South Africa: 0.4%
962,620	DRDGOLD Ltd. (ADR) †	5,227,027
14,003,566	Great Basin Gold Ltd. (USD) *	46,212
		5,273,239
United Kingdom: 2.7%
5,734,226	Highland Gold Mining Ltd.	4,674,693
6,502,985	Lydian International Ltd. (CAD) * †	7,397,111
40,222,792	Patagonia Gold Plc * † #	5,811,424
10,626,957	Petropavlovsk Plc ‡ #	14,498,995
		32,382,223
United States: 9.1%
10,289,088	Argonaut Gold, Inc. (CAD) ‡ *	55,495,436
2,309,383	Gold Resource Corp.	20,114,726
3,178,737	Golden Minerals Co. ‡ * †	4,323,082
19,035,361	Golden Star Resources Ltd. * †	7,994,852
6,983,193	Midway Gold Corp. ‡ *	6,585,151
9,026,688	Paramount Gold and Silver Corp. ‡ * †	10,741,759
5,583,476	Vista Gold Corp. ‡ *	5,415,972
		110,670,978
Total Common Stocks (Cost: $2,789,247,042)		1,215,855,497

WARRANTS: 0.0% (Cost: $224,709)

United States: 0.0%
117,500	Coeur Mining, Inc. Warrants (CAD 30.00, expiring 04/16/17) *	182,663
MONEY MARKET FUND: 1.9% (Cost: $22,623,698)
22,623,698	Dreyfus Government Cash Management Fund	22,623,698
Total Investments Before Collateral for Securities Loaned: 101.8%
(Cost: $2,812,095,449)		1,238,661,858
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 13.2%
(Cost: $161,249,930)
161,249,930	Bank of New York Overnight Government Fund	161,249,930
Total Investments: 115.0% (Cost: $2,973,345,379)		1,399,911,788
Liabilities in excess of other assets: (15.0)%		(182,958,413)
NET ASSETS: 100.0%		$1,216,953,375

See Notes to Financial Statements

28

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer - as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $146,589,759.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $327,349,656 which represents 26.9% of net assets.
§	Illiquid Security - the aggregate value of illiquid securities is $8,943,115 which represents 0.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	2.7%	$32,932,944
Gold Mining	77.3	957,119,140
Precious Metals	7.0	87,356,640
Silver Mining	11.2	138,629,436
Money Market Fund	1.8	22,623,698
	100.0%	$1,238,661,858

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2013 is set forth below:

Affiliates	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of June 30, 2013
Alexco Resource Corp.	$12,428,755	$3,016,618	$(2,067,091)	$(7,229,502)	$–	$–	(a)
Argonaut Gold, Inc.	79,764,420	37,365,637	(16,900,243)	(4,931,925)	–	55,495,436
Asanko Gold, Inc.	–	37,994,713	(1,901,745)	(3,084,844)	–	12,524,388
Atac Resources Ltd.	9,687,526	2,417,920	(1,280,409)	(4,740,597)	–	4,709,003
Aurcana Corp.	30,280,406	42,515,799	(40,455,024)	(10,851,661)	–	4,214,011
Aurizon Mines Ltd.	38,231,544	5,568,514	(53,919,894)	(11,450,077)	–	–
Avocet Mining Plc	14,546,085	1,103,823	(3,959,050)	(30,619,476)	–	–
B2Gold Corp.	91,976,191	70,851,130	(145,434,080)	(13,345,647)	–	–
Banro Corp.	39,687,333	9,215,349	(2,438,546)	(974,182)	–	14,395,928
Beadell Resources Ltd.	49,076,709	11,248,527	(3,922,617)	633,256	–	26,979,910
Bear Creek Mining Corp.	17,878,405	3,947,132	(2,396,528)	(3,601,459)	–	8,843,370
Belo Sun Mining Corp.	–	9,573,998	(65,375)	(9,511)	–	6,440,459
Brigus Gold Corp.	14,646,964	3,668,644	(2,396,917)	(3,641,106)	–	8,069,058
CGA Mining Ltd.	59,670,986	2,764,105	(59,020,394)	–	–	–
China Precious Metal Resources Holdings Co. Ltd.	37,936,189	11,398,863	(3,832,636)	142,714	–	39,815,694
Colossus Minerals, Inc.	33,597,594	6,924,536	(1,956,662)	(656,270)	–	10,615,443
Continental Gold Ltd.	60,423,724	14,244,530	(6,191,210)	(4,704,698)	–	23,827,489
Dundee Precious Metals, Inc.	58,503,848	12,855,193	(5,665,958)	(1,005,667)	–	31,291,686
Endeavour Mining Corp.	59,877,560	12,156,675	(7,783,399)	(18,537,978)	–	13,994,979
Endeavour Silver Corp.	54,742,903	11,500,909	(6,595,801)	(6,175,054)	–	25,120,816
Exeter Resource Corp.	7,072,007	1,821,438	(1,077,280)	(3,932,468)	–	4,331,910
Fortuna Silver Mines, Inc.	36,764,394	9,489,088	(6,519,849)	(2,968,194)	–	30,541,406
Golden Minerals Co.	10,981,410	2,643,049	(588,083)	(415,541)	–	4,323,082
Golden Star Resources Ltd.	33,559,024	7,028,886	(3,131,704)	(7,215,616)	–	–	(a)
Gran Colombia Gold Corp.	7,760,273	17,361,034	(18,422,660)	(13,862,123)	–	–
Great Panther Silver Ltd.	14,552,294	3,365,508	(2,197,260)	(4,597,344)	–	7,123,470
Gryphon Minerals Ltd.	15,058,140	2,673,873	(4,964,934)	(36,165,790)	–	–
Guyana Goldfields, Inc.	15,304,876	12,268,213	(1,401,073)	(489,938)	–	11,857,334
International Tower Hill Mines Ltd.	13,017,214	2,405,554	(2,327,604)	(22,596,958)	–	–	(a)
Intrepid Mines Ltd.	8,085,604	2,700,339	(1,770,444)	(5,196,489)	–	7,824,584
Keegan Resources, Inc.	20,625,871	1,515,961	(34,488,014)	28,854	–	–
Kingsgate Consolidated Ltd.	48,308,759	10,340,940	(4,592,333)	(7,588,469)	474,914	13,333,115
Kirkland Lake Gold, Inc.	24,038,324	5,878,155	(6,199,598)	(12,737,229)	–	15,546,773
Lake Shore Gold Corp.	20,932,572	4,673,621	(1,746,463)	(7,972,820)	–	9,284,148
Lingbao Gold Co. Ltd. (Class H)	8,784,292	2,054,283	(1,947,130)	(2,825,935)	252,690	3,161,161
LionGold Corp. Ltd.	46,125,265	12,924,235	(7,730,602)	(52,520)	–	50,479,785
Lydian International Ltd.	14,751,997	3,708,879	(3,150,045)	(2,729,813)	–	–	(a)
MAG Silver Corp.	34,399,931	8,863,784	(9,395,826)	(5,115,123)	–	–	(a)
McEwen Mining, Inc.	48,581,497	18,748,342	(3,377,622)	(432,978)	–	31,912,596
Medusa Mining Ltd.	71,165,011	13,987,189	(5,747,227)	(4,680,693)	–	19,982,421
Midway Gold Corp.	9,382,920	2,243,240	(1,591,804)	(1,483,343)	–	6,585,151
Nevsun Resources Ltd.	59,770,870	5,723,228	(57,015,872)	(17,336,463)	–	–
Northern Star Resources Ltd.	35,266,342	6,694,843	(3,295,249)	(988,830)	293,644	15,981,151
OceanaGold Corp.	51,449,507	20,196,864	(7,134,554)	(5,124,534)	–	26,577,463
Orezone Gold Corp.	8,941,346	2,685,700	(2,743,657)	(16,011,487)	–	–
Orko Silver Corp.	21,103,158	4,755,658	(21,746,211)	(3,107,394)	–	–
Papillon Resources Ltd.	–	15,328,482	(109,954)	(9,763)	–	12,742,343

See Notes to Financial Statements

29

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Affiliates (continued)	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of June 30, 2013
Paramount Gold and Silver Corp.	$19,234,141	$4,469,023	$(2,317,587)	$(1,898,816)	$–	$10,741,759
Perseus Mining Ltd.	70,523,783	14,856,091	(7,194,591)	(10,133,322)	–	15,627,062
Petropavlovsk Plc	–	21,854,401	(165,773)	(5,136)	1,130,710	14,498,995
Premier Gold Mines Ltd.	43,342,102	8,265,283	(4,472,652)	(5,551,288)	–	19,062,065
Rainy River Resources Ltd.	34,734,445	6,511,955	(4,608,967)	(6,592,484)	–	24,778,155
Ramelius Resources Ltd.	10,492,642	1,873,703	(3,673,924)	(22,305,824)	–	–
Red 5 Ltd.	12,007,518	2,586,686	(703,740)	(125,236)	–	4,952,216
Resolute Mining Ltd.	50,268,971	18,975,860	(3,572,384)	(507,199)	–	26,439,111
Richmont Mines, Inc.	7,961,655	1,821,123	(916,023)	(1,830,057)	–	4,421,593
Rio Alto Mining Ltd.	57,246,264	13,194,783	(4,945,502)	300,732	–	23,884,553
Romarco Minerals, Inc.	31,854,267	8,672,531	(4,119,509)	(8,901,369)	–	19,150,485
Rubicon Minerals Corp.	49,769,459	11,727,268	(6,007,011)	(5,165,811)	–	27,121,520
Sabina Gold & Silver Corp.	24,621,358	4,757,409	(3,597,413)	(8,368,083)	–	–	(a)
San Gold Corp.	18,351,931	2,261,758	(3,054,163)	(52,549,698)	–	–
Sandstorm Gold Ltd.	65,398,793	69,079,617	(63,822,009)	(4,490,368)	–	33,964,111
Saracen Mineral Holdings Ltd.	15,263,734	3,185,280	(1,106,822)	(689,478)	–	4,763,188
Scorpio Mining Corp.	14,419,405	3,054,128	(1,386,445)	(3,049,436)	–	4,697,297
Seabridge Gold, Inc.	51,818,562	12,107,902	(4,747,294)	(1,194,472)	–	31,560,550
Silver Lake Resources Ltd.	1,972,361	15,446,368	(2,111,630)	496,055	–	13,690,671
Silvercorp Metals, Inc.	60,317,742	11,946,167	(6,932,696)	(10,499,657)	533,518	35,381,220
St. Barbara Ltd.	52,921,817	11,075,724	(5,580,734)	(8,887,864)	–	15,276,703
Sulliden Gold Corp. Ltd.	15,518,291	4,591,130	(1,506,520)	(234,763)	–	14,885,161
Tanzanian Royalty Exploration Corp.	29,053,936	6,525,267	(2,808,519)	(864,659)	–	20,001,894
Timmins Gold Corp.	29,029,741	7,330,415	(4,224,133)	16,898	–	23,290,647
Torex Gold Resources, Inc.	94,940,358	20,749,032	(13,508,387)	(5,820,449)	–	56,173,860
Troy Resources Ltd.	–	12,369,022	(89,788)	(6,948)	–	8,532,555
Vista Gold Corp.	12,482,651	3,268,552	(981,536)	(523,608)	–	5,415,972
	$2,322,285,967	$814,969,479	$(740,752,383)	$(469,775,025)	$2,685,476	$1,016,236,906
(a)	As of June 30, 2013, the security was still held by the Fund and is no longer classified as an affiliate.

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$42,204,525	$202,739,516	$4,952,216	$249,896,257
Canada	704,290,316	–	–	704,290,316
Cayman Islands	13,994,979	–	–	13,994,979
China / Hong Kong	–	44,876,821	3,990,889	48,867,720
Singapore	–	50,479,785	–	50,479,785
South Africa	5,273,239	–	–	5,273,239
United Kingdom	12,071,804	20,310,419	–	32,382,223
United States	110,670,978	–	–	110,670,978
Warrants	182,663	–	–	182,663
Money Market Funds	183,873,628	–	–	183,873,628
Total	$1,072,562,132	$318,406,541	$8,943,115	$1,399,911,788

During the period ended June 30, 2013, transfers of securities from Level 1 to Level 2 were $11,939,448 and transfers of securities from Level 2 to Level 1 were $21,671,500. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2013:

	Common Stocks
	Australia	China/Hong Kong	South Africa
Balance as of December 31, 2012	$–	$5,795,817	$–
Realized gain (loss)	(125,236)	–	(54,197,471)
Net change in unrealized appreciation (depreciation)	(8,813,012)	(1,804,928)	54,624,105
Purchases	2,586,686	–	61,589,943
Sales	(703,740)	–	(62,016,577)
Transfers in and/or out of level 3	12,007,518	–	–
Balance as of June 30, 2013	$4,952,216	$3,990,889	–

During the period ended June 30, 2013, transfers of securities from Level 3 to Level 1 were valued at $0. These transfers resulted primarily from increased trading activity.

See Notes to Financial Statements

30

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 6.5%
1,910,023	Nabors Industries Ltd. (USD)	$29,242,452
1,744,807	Seadrill Ltd. (USD) †	71,083,437
		100,325,889
Luxembourg: 4.1%
1,570,753	Tenaris S.A. (ADR) †	63,254,223
Netherlands: 3.0%
308,090	Core Laboratories N.V. (USD)	46,724,929
Switzerland: 13.6%
1,710,890	Noble Corp. (USD)	64,295,246
1,579,477	Transocean, Inc. (USD)	75,735,922
5,061,874	Weatherford International Ltd. (USD) *	69,347,674
		209,378,842
United Kingdom: 3.3%
873,323	ENSCO Plc CL A (USD)	50,757,533
United States: 69.5%
1,680,741	Baker Hughes, Inc.	77,532,582
1,254,346	Cameron International Corp. *	76,715,801
134,186	CARBO Ceramics, Inc. †	9,048,162
464,724	Diamond Offshore Drilling, Inc. †	31,968,364
514,523	Dresser-Rand Group, Inc. *	30,861,090
1,256,624	FMC Technologies, Inc. *	69,968,824
3,032,621	Halliburton Co.	126,520,948
689,806	Helmerich & Payne, Inc.	43,078,385
1,613,639	McDermott International, Inc. *	13,199,567
1,480,639	National Oilwell Varco, Inc.	102,016,027
730,555	Oceaneering International, Inc.	52,746,071
Number of Shares		Value

United States: (continued)
371,278	Oil States International, Inc. *	$34,395,194
982,306	Patterson-UTI Energy, Inc.	19,012,533
838,967	Rowan Companies Plc *	28,583,606
4,302,045	Schlumberger Ltd.	308,284,545
1,077,875	Superior Energy Services, Inc. *	27,960,078
334,342	Tidewater, Inc.	19,047,464
		1,070,939,241
Total Common Stocks (Cost: $1,612,194,327)		1,541,380,657
MONEY MARKET FUND: 0.0% (Cost: $200)
200	Dreyfus Government Cash Management Fund	200
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $1,612,194,527)		1,541,380,857
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.8%
(Cost: $89,307,535)
89,307,535	Bank of New York Overnight Government Fund	89,307,535
Total Investments: 105.8% (Cost: $1,701,502,062)		1,630,688,392
Liabilities in excess of other assets: (5.8)%		(89,678,942)
NET ASSETS: 100.0%		$1,541,009,450

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $87,346,459.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Engineering / R&D Services	0.9%	$13,199,567
Oil – Field Services	48.8	752,560,183
Oil & Gas Drilling	26.9	413,757,478
Oil Field Machine & Equipment	18.1	279,561,742
Steel Pipe & Tube	4.1	63,254,223
Transport – Marine	1.2	19,047,464
Money Market Fund	0.0	200
	100.0%	$1,541,380,857

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,541,380,657	$–	$–	$1,541,380,657
Money Market Funds	89,307,735	–	–	89,307,735
Total	$1,630,688,392	$–	$–	$1,630,688,392

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

31

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 94.8%
Australia: 15.0%
7,449,402	Alkane Resources Ltd. * † #	$2,070,607
9,110,761	Galaxy Resources Ltd. * † #	1,371,520
1,018,343	Iluka Resources Ltd. † #	9,185,440
15,006,346	Lynas Corp. Ltd. * † #	5,099,953
		17,727,520
Canada: 6.6%
1,655,039	5N Plus, Inc. * †	4,078,962
2,766,666	Avalon Rare Metals, Inc. * †	1,363,729
1,198,120	Rare Element Resources Ltd. (USD) * †	2,348,315
		7,791,006
Chile: 8.9%
626,756	Molibdenos y Metales S.A.	10,529,654
China / Hong Kong: 17.6%
16,079,000	China Molybdenum Co. Ltd. (Class H) † #	5,523,671
28,534,000	China Rare Earth Holdings Ltd. #	4,095,739
17,524,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	5,558,868
116,520,000	North Mining Shares Co. Ltd. *	5,633,449
		20,811,727
France: 6.0%
83,504	Eramet S.A. † #	7,061,498
Ireland: 4.0%
12,708,078	Kenmare Resources Plc (GBP) * #	4,735,167
Japan: 9.2%
302,900	OSAKA Titanium Technologies Co. † #	5,393,338
718,000	Toho Titanium Co. Ltd. † #	5,386,052
		10,779,390
Mexico: 0.9%
1,714,123	Cia Minera Autlan S.A.B de C.V.	1,092,230
Number of Shares		Value

South Africa: 7.5%
275,976	Assore Ltd. † #	$8,878,379
United States: 19.1%
1,464,057	General Moly, Inc. *	2,737,787
1,128,107	Molycorp, Inc. * †	6,994,263
272,373	RTI International Metals, Inc. *	7,547,456
1,750,616	Thompson Creek Metals Co. Inc. *	5,304,367
		22,583,873
Total Common Stocks (Cost: $218,765,119)		111,990,444
PREFERRED STOCK: 3.3%
Brazil: 3.3% (Cost: $4,108,012)
674,900	Cia de Ferro Ligas da Bahia	3,846,446
RIGHTS: 0.6% (Cost: $2,327,217)
Australia: 0.6%
9,102,618	Galaxy Resources Ltd. Rights (AUD 0.08, expiring 07/22/13) * #	703,728
Total Investments Before Collateral for Securities Loaned: 98.7%
(Cost: $225,200,348)		116,540,618
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 24.4%
(Cost: $28,823,966)
28,823,966	Bank of New York Overnight Government Fund	28,823,966
Total Investments: 123.1% (Cost: $254,024,314)		145,364,584
Liabilities in excess of other assets: (23.1)%		(27,275,923)
NET ASSETS: 100.0%		$118,088,661

AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,912,479.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $65,063,960 which represents 55.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Minerals	22.5%	$26,263,717
Metal – Diversified	24.6	28,706,962
Metal – Iron	4.2	4,938,676
Metal Processors & Fabricators	6.5	7,547,456
Mining	6.1	7,061,498
Non - Ferrous Metals	36.1	42,022,309
	100.0%	$116,540,618

See Notes to Financial Statements

32

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$17,727,520	$–	$17,727,520
Canada	7,791,006	–	–	7,791,006
Chile	10,529,654	–	–	10,529,654
China / Hong Kong	5,633,449	15,178,278	–	20,811,727
France	–	7,061,498	–	7,061,498
Ireland	–	4,735,167	–	4,735,167
Japan	–	10,779,390	–	10,779,390
Mexico	1,092,230	–	–	1,092,230
South Africa	–	8,878,379	–	8,878,379
United States	22,583,873	–	–	22,583,873
Preferred Stock	3,846,446	–	–	3,846,446
Rights	–	703,728	–	703,728
Money Market Fund	28,823,966	–	–	28,823,966
Total	$80,300,624	$65,063,960	$–	$145,364,584

During the period ended June 30, 2013, transfers of securities from Level 1 to Level 2 were $10,534,616. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

33

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Australia: 4.1%
68,431	Alumina Ltd. * #	$60,955
88,827	BHP Billiton Ltd. #	2,558,929
14,275	BlueScope Steel Ltd. * #	60,783
47,090	Fortescue Metals Group Ltd. #	129,745
24,751	GrainCorp. Ltd. #	283,524
11,584	Iluka Resources Ltd. #	104,488
36,997	Newcrest Mining Ltd. #	341,825
18,029	Oil Search Ltd. #	127,091
17,853	Origin Energy Ltd. #	204,763
13,727	PanAust Ltd. #	22,778
15,735	Santos Ltd. #	179,348
10,181	Woodside Petroleum Ltd. #	324,527
3,368	WorleyParsons Ltd. #	59,717
		4,458,473
Austria: 0.3%
318	Mayr-Melnhof Karton A.G. #	34,103
2,350	OMV A.G. #	105,865
4,572	Verbund - Oesterreichische Elektrizis A.G. † #	86,595
3,055	Voestalpine A.G. #	107,886
		334,449
Bermuda: 0.3%
4,808	Nabors Industries Ltd. (USD)	73,610
5,895	SeaDrill Ltd. (NOK) #	236,197
		309,807
Brazil: 1.4%
23,675	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	246,457
4,050	Cia de Saneamento de Minas Gerais-COPA S.A.	66,001
20,985	Cia Siderurgica Nacional S.A. (ADR) †	58,128
8,700	Fibria Celulose S.A. *	97,474
24,743	Gerdau S.A. (ADR)	141,283
26,902	Petroleo Brasileiro S.A. (ADR)	361,025
5,300	SLC Agricola S.A.	45,393
36,958	Vale S.A. (ADR) †	485,998
		1,501,759
Canada: 12.1%
8,380	Agnico-Eagle Mines Ltd. (USD)	230,785
16,207	Agrium, Inc. (USD)	1,409,361
6,180	Alamos Gold, Inc.	74,632
5,070	ARC Resources Ltd. †	132,307
11,959	AuRico Gold, Inc. (USD) †	52,261
28,270	B2Gold Corp. *	60,026
48,521	Barrick Gold Corp. (USD)	763,721
10,944	Cameco Corp. (USD)	226,103
17,793	Canadian Natural Resources Ltd. (USD)	502,830
3,322	Canfor Corp. *	58,571
7,676	Centerra Gold, Inc.	24,157
6,690	Detour Gold Corp. *	52,318
1,303	Domtar Corp. (USD)	86,649
34,655	Eldorado Gold Corp. (USD)	214,168
13,430	Enbridge, Inc. (USD)	565,000
12,005	EnCana Corp. (USD)	203,365
5,667	First Majestic Silver Corp. *	59,949
16,354	First Quantum Minerals Ltd.	241,834
39,355	Goldcorp, Inc. (USD)	973,249
Number of Shares		Value

Canada: (continued)
4,812	Husky Energy, Inc.	$127,809
18,251	IAMGOLD Corp.	76,468
4,150	Imperial Oil Ltd. (USD)	158,571
55,333	Kinross Gold Corp. (USD)	282,198
14,069	Lundin Mining Corp. *	53,345
13,202	New Gold, Inc. *	85,223
21,165	Osisko Mining Corp. *	69,818
7,343	Pan American Silver Corp. (USD)	85,473
93,812	Potash Corp. of Saskatchewan, Inc. (USD)	3,577,052
3,677	Resolute Forest Products (USD) *	48,426
17,195	Silver Wheaton Corp. (USD)	338,226
24,599	Suncor Energy, Inc. (USD)	725,425
16,881	Talisman Energy, Inc. (USD)	192,950
13,166	Teck Cominco Ltd. (USD)	281,357
2,341	Tourmaline Oil Corp. *	93,489
4,278	TransAlta Corp.	58,435
11,537	TransCanada Corp. (USD)	497,360
17,062	Turquoise Hill Resources Ltd. *	100,921
1,236	West Fraser Timber Co. Ltd.	93,144
36,465	Yamana Gold, Inc. (USD) †	346,782
		13,223,758
Chile: 0.4%
201,016	Aguas Andinas S.A.	143,786
2,042	Cap S.A.	45,526
50,110	Empresas CMPC S.A.	155,199
30,066	Inversiones Aguas Metropolitanas S.A.	58,949
		403,460
China / Hong Kong: 1.9%
4,367	Aluminum Corp of China Ltd. (ADR) * †	34,325
29,500	Angang New Steel Co. Ltd. * #	14,375
510,868	Chaoda Modern Agriculture Holdings Ltd. * † #	25,038
240,414	China Agri-Industries Holdings Ltd. #	104,760
66,952	China Coal Energy Co. Ltd. † #	34,825
24,800	China Hongqiao Group Ltd. #	12,398
323,400	China Modern Dairy Holdings Ltd. * #	92,043
36,000	China Molybdenum Co. Ltd. (Class H) #	12,367
24,800	China Oilfield Services Ltd. (Class H) #	48,231
417,227	China Petroleum & Chemical Corp. #	291,949
55,691	China Shenhua Energy Co. Ltd. #	141,565
262,679	CNOOC Ltd. #	439,949
23,600	Dongfang Electric Corp. Machinery Co. Ltd. #	31,466
37,400	Fosun International Ltd. #	27,332
51,500	Huaneng Power International, Inc. #	50,903
9,400	Inner Mongolia Yitai Coal Co. (USD) #	45,343
38,700	Jiangxi Copper Co. Ltd. (Class H) #	65,386
53,100	Kunlun Energy Co. Ltd. #	93,734
62,700	Lee & Man Paper Manufacturing Ltd. #	37,101
46,900	Maanshan Iron and Steel Co. Ltd. (Class H) * † #	10,439
64,557	Nine Dragons Paper Holdings Ltd. #	41,542
344,340	PetroChina Co. Ltd. (Class H) #	373,373
31,500	Yanzhou Coal Mining Co. Ltd. #	22,389
42,500	Zhaojin Mining Industry Co. Ltd. #	27,791
291,861	Zijin Mining Group Ltd. † #	52,199
		2,130,823

See Notes to Financial Statements

34

Number of Shares		Value

Colombia: 0.1%
5,269	Pacific Rubiales Energy Corp. (CAD)	$92,249
Denmark: 0.2%
14,111	Vestas Wind Systems A/S * #	199,184
Finland: 0.1%
22,917	Stora Enso Oyj (R Shares) #	153,246
France: 2.5%
270	Eramet S.A. #	22,832
20,087	Suez Environnement S.A. #	259,255
1,751	Technip S.A. #	177,712
38,607	Total S.A. † #	1,883,081
30,595	Veolia Environnement S.A. #	348,826
		2,691,706
Germany: 0.4%
932	Aurubis A.G. #	49,894
1,406	BayWa A.G. #	67,256
230	KWS Saat A.G. #	83,011
1,064	Salzgitter A.G. #	34,968
10,681	ThyssenKrupp A.G. * #	209,082
		444,211
Hungary: 0.0%
752	MOL Hungarian Oil & Gas NyRt #	56,133
India: 0.4%
12,907	Reliance Industries Ltd. (GDR) * # Reg S 144A	370,878
5,583	Sterlite Industries India Ltd. (ADR)	32,605
		403,483
Indonesia: 0.2%
34,244	Astra Agro Lestari Tbk PT #	67,731
57,954	International Nickel Indonesia Tbk PT #	11,762
303,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	52,336
378,000	Salim Ivomas Pratama Tbk PT * #	34,195
		166,024
Ireland: 0.1%
6,716	Smurfit Kappa Group Plc #	109,617
Italy: 0.9%
43,885	ENI S.p.A. #	899,449
4,105	Saipem S.p.A. #	66,536
		965,985
Japan: 2.8%
2,000	Calbee, Inc. #	189,521
11,400	Daido Steel Co. #	57,460
8,300	Dowa Holdings Co. Ltd. #	74,052
4,317	Hitachi Metals Ltd. #	48,278
45	Inpex Holdings, Inc. #	186,737
14,864	JFE Holdings, Inc. #	325,132
40,600	JX Holdings, Inc. #	195,728
86,135	Kobe Steel Ltd. * #	106,355
7,765	Kurita Water Industries Ltd. #	164,099
36,929	Mitsubishi Materials Corp. #	129,809
4,600	Nippon Paper Industries † #	65,575
263,200	Nippon Steel Corp. #	708,021
30,214	Nippon Suisan Kaisha Ltd. * #	59,236
24,300	Nisshin Seifun Group, Inc. #	290,730
38,376	OJI Paper Co. Ltd. #	154,445
9,770	Rengo Co. Ltd. #	46,810
6,483	Sumitomo Forestry Co. Ltd. #	78,909
16,323	Sumitomo Metal Mining Ltd. #	181,533
Number of Shares		Value

Japan: (continued)
4,600	TonenGeneral Sekiyu K.K. † #	$44,442
		3,106,872
Luxembourg: 0.5%
6,760	Adecoagro S.A. (USD) *	42,250
26,735	ArcelorMittal #	298,813
3,853	Tenaris S.A. (ADR)	155,160
1,498	Ternium S.A. (ADR)	33,900
		530,123
Malaysia: 0.9%
25,551	Genting Plantation Bhd #	74,501
313,394	IOI Corp. Bhd #	540,026
47,378	Kuala Lumpur Kepong Bhd #	325,374
52,800	Kulim Malaysia Bhd	57,655
4,000	Petronas Dagangan Bhd	32,030
		1,029,586
Mexico: 0.4%
16,350	Gruma, S.A.B. de C.V. *	73,931
69,264	Grupo Mexico, S.A.B. de C.V.	199,403
6,002	Industrias Penoles, S.A.B. de C.V.	177,864
		451,198
Netherlands: 1.8%
3,305	CNH Global N.V. (USD)	137,686
748	Core Laboratories N.V. (USD)	113,442
7,617	Nutreco N.V. #	322,105
1,856	Royal Dutch Shell Plc (GBP) – Class A #	59,122
41,878	Royal Dutch Shell Plc (GBP) – Class B #	1,383,080
		2,015,435
Norway: 1.5%
5,617	Cermaq ASA	97,510
312,972	Marine Harvest ASA #	316,487
25,199	Norsk Hydro ASA #	100,522
17,170	Statoil ASA #	352,858
19,725	Yara International ASA † #	782,530
		1,649,907
Peru: 0.2%
8,942	Cia de Minas Buenaventura S.A. (ADR)	131,984
85,680	Volcan Cia Minera S.A.A.	40,037
		172,021
Philippines: 0.0%
55,700	Manila Water Co. Inc. #	41,732
Poland: 0.2%
1,040	Jastrzebska Spolka Weglowa S.A. #	20,017
3,765	KGHM Polska Miedz S.A. #	136,577
5,025	Polski Koncern Naftowy Orlen S.A. * #	70,221
26,959	Polskie Gornictwo Naftowe I Gazownictwo S.A. * #	46,975
		273,790
Portugal: 0.1%
3,518	Galp Energia, SGPS, S.A. #	52,079
7,441	Portucel-Empresa Productora de Pasta e Papel S.A. #	23,664
		75,743
Russia: 2.0%
17,629	JSC MMC Norilsk Nickel (ADR) #	254,011
8,467	Lukoil (ADR) #	485,230
3,331	Magnitogorsk Iron & Steel Works (GDR) † # Reg S	9,865

See Notes to Financial Statements

35

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Russia: (continued)
3,801	Mechel OAO (ADR) * †	$10,947
1,339	Novatek OAO (GDR) # Reg S	159,805
1,825	Novolipetsk Steel (GDR) † # Reg S	23,973
96,580	OAO Gazprom (ADR) * #	634,214
8,425	PhosAgro OAO (GDR) Reg S	101,942
6,734	Polymetal International (GBP) #	46,474
17,294	Rosneft Oil Co. (GDR) #	118,332
4,870	Severstal OAO (GDR) * # Reg S	31,092
15,739	Surgutneftegas OJSC (ADR) * #	123,110
3,673	Tatneft (ADR) * #	133,394
		2,132,389
Singapore: 1.1%
737,319	Golden Agri-Resources Ltd. #	324,389
38,750	Hyflux Ltd. #	38,111
165,381	Olam International Ltd. #	212,740
270,664	Wilmar International Ltd. #	668,995
		1,244,235
South Africa: 1.4%
2,676	African Rainbow Minerals Ltd. #	40,298
2,614	Anglo Platinum Ltd. * † #	77,694
18,507	AngloGold Ashanti Ltd. (ADR)	264,650
810	Assore Ltd. #	26,058
2,218	Exxaro Resources Ltd. † #	32,570
35,355	Gold Fields Ltd. (ADR)	185,614
17,771	Harmony Gold Mining Co. Ltd. (ADR)	67,708
26,331	Impala Platinum Holdings Ltd. #	246,937
1,961	Kumba Iron Ore Ltd. † #	91,126
11,864	Northern Platinum Ltd. * #	38,149
18,481	Sappi Ltd. * #	45,362
8,315	Sasol Ltd. #	360,479
		1,476,645
South Korea: 1.1%
810	Hyundai Hysco #	24,179
1,563	Hyundai Steel Co. #	87,514
382	Korea Zinc Co. Ltd. #	92,534
2,292	POSCO #	597,424
891	SK Energy Co. Ltd. #	104,964
522	SK Holdings Co. Ltd. #	77,204
671	S-Oil Corp. #	42,783
3,832	Woongjin Coway Co. Ltd. #	186,213
23	Young Poong Corp. #	29,819
		1,242,634
Spain: 0.4%
3,177	Acerinox S.A. † #	29,551
14,122	Gamesa Corp. Tecnologica S.A. #	76,509
1,409	Pescanova S.A. * #	–
13,320	Repsol YPF S.A. #	280,729
		386,789
Sweden: 0.8%
6,613	Boliden AB #	81,444
2,100	Holmen AB (B Shares) #	56,218
4,096	Lundin Petroleum AB * #	80,493
2,010	SSAB AB (B Shares) #	10,350
24,507	Svenska Cellulosa AB (B Shares) #	610,657
		839,162
Number of Shares		Value

Switzerland: 4.8%
5,375	Ferrexpo Plc (GBP) #	$10,883
180,489	Glencore International Plc (GBP) #	745,044
4,132	Noble Corp. (USD)	155,281
10,099	Syngenta A.G. #	3,931,534
5,880	Transocean, Inc. (USD)	281,946
12,497	Weatherford International Ltd. (USD) *	171,209
		5,295,897
Taiwan: 0.3%
329,735	China Steel Corp. #	269,587
26,420	Formosa Petrochemical Corp. #	67,048
		336,635
Turkey: 0.1%
49,407	Eregli Demir ve Celik Fabrikalari T.A.S. #	50,865
2,003	Tupras-Turkiye Petrol Rafinerileri A.S. #	48,890
		99,755
United Kingdom: 7.7%
4,591	Acergy S.A. (NOK) * #	80,351
12,041	African Minerals Ltd. * #	34,580
38,477	Anglo American Plc #	739,404
10,641	Antofagasta Plc #	128,578
55,433	BG Group Plc #	939,400
310,641	BP Plc #	2,149,809
84,786	Centrica Plc #	462,459
35,953	DS Smith Plc #	134,868
3,801	ENSCO Plc CL A (USD)	220,914
10,189	Evraz Plc #	14,989
7,539	Hochschild Mining Plc #	17,829
5,654	Kazakhmys Plc † #	22,255
20,625	Lonmin Plc. * #	79,736
14,245	Mondi Plc #	176,863
25,137	Pennon Group Plc #	245,666
4,120	Petrofac Ltd. #	74,788
24,982	Polyus Gold International Ltd. #	76,175
4,452	Randgold Resources Ltd. (ADR)	285,151
33,977	Rio Tinto Plc #	1,377,948
16,508	Severn Trent Plc #	416,844
14,813	Tullow Oil Plc #	224,866
47,240	United Utilities Group Plc #	490,120
2,385	Vedanta Resources Plc #	36,966
		8,430,559
United States: 46.8%
10,553	AGCO Corp.	529,655
29,599	Alcoa, Inc.	231,464
2,989	Allegheny Technologies, Inc.	78,641
1,335	American States Water Co.	71,649
8,185	Anadarko Petroleum Corp.	703,337
1,886	Andersons, Inc.	100,316
6,394	Apache Corp.	536,009
9,751	Aqua America, Inc.	305,109
71,462	Archer-Daniels-Midland Co.	2,423,276
7,211	Baker Hughes, Inc.	332,643
15,948	Bunge Ltd.	1,128,640
3,440	Cabot Oil & Gas Corp.	244,309
4,047	Cameron International Corp. *	247,515
1,226	Carpenter Technology Corp.	55,256
6,430	CF Industries Holdings, Inc.	1,102,745
3,937	Cheniere Energy, Inc. *	109,291
8,468	Chesapeake Energy Corp.	172,578

See Notes to Financial Statements 36

36

Number of Shares		Value

United States: (continued)
31,640	Chevron Corp.	$3,744,278
1,412	Cimarex Energy Co.	91,766
4,237	Cliffs Natural Resources, Inc. †	68,851
4,917	Coeur d’Alene Mines Corp. *	65,396
1,692	Concho Resources, Inc. *	141,654
19,952	ConocoPhillips	1,207,096
3,730	Consol Energy, Inc.	101,083
930	Continental Resources, Inc. *	80,036
8,168	Cree, Inc. *	521,608
12,818	Darling International, Inc. *	239,184
42,080	Deere & Co.	3,419,000
6,088	Denbury Resources, Inc. *	105,444
6,163	Devon Energy Corp.	319,736
1,133	Diamond Offshore Drilling, Inc. †	77,939
4,440	EOG Resources, Inc.	584,659
2,456	EQT Corp.	194,933
72,558	Exxon Mobil Corp.	6,555,615
4,604	First Solar, Inc. * †	205,937
3,869	FMC Technologies, Inc. *	215,426
28,737	Freeport-McMoRan Copper & Gold, Inc.	793,429
7,280	Graphic Packaging Holding Co. *	56,347
15,208	Halliburton Co.	634,478
16,600	Hecla Mining Co.	49,468
1,738	Helmerich & Payne, Inc.	108,538
4,875	Hess Corp.	324,139
3,318	HollyFrontier Corp.	141,944
8,401	Ingredion, Inc.	551,274
17,254	International Paper Co.	764,525
2,739	Itron, Inc. *	116,216
11,524	Joy Global, Inc.	559,260
1,622	Kinder Morgan Management LLC *	135,583
10,310	Kinder Morgan, Inc.	393,326
1,393	Lindsay Corp.	104,447
5,405	Louisiana-Pacific Corp. *	79,940
11,565	Marathon Oil Corp.	399,918
6,862	MeadWestvaco Corp.	234,063
57,888	Monsanto Co.	5,719,334
30,008	Mosaic Co.	1,614,730
2,959	Murphy Oil Corp.	180,174
6,973	National Oilwell Varco, Inc.	480,440
24,099	Newmont Mining Corp.	721,765
5,861	Noble Energy, Inc.	351,894
8,796	Nucor Corp.	381,043
13,148	Occidental Petroleum Corp.	1,173,196
1,765	Oceaneering International, Inc.	127,433
3,365	ONEOK, Inc.	139,008
1,228	Ormat Technologies, Inc. †	28,883
3,803	Packaging Corp. of America	186,195
4,401	Peabody Energy Corp.	64,431
10,105	Phillips 66	595,286
6,460	Pilgrim’s Pride Corp. *	96,512
2,228	Pioneer Natural Resources Co.	322,503
2,926	QEP Resources, Inc.	81,284
2,662	Range Resources Corp.	205,826
2,124	Reliance Steel & Aluminum Co.	139,249
2,790	Rock-Tenn Co. (Class A)	278,665
1,801	Royal Gold, Inc.	75,786
21,695	Schlumberger Ltd.	1,554,664
Number of Shares		Value

United States: (continued)
1,218	Schweitzer-Mauduit International, Inc.	$60,754
35	Seaboard Corp.	94,780
13,561	Smithfield Foods, Inc. *	444,123
5,388	Southern Copper Corp.	148,817
5,736	Southwestern Energy Co. *	209,536
10,922	Spectra Energy Corp.	376,372
6,102	Steel Dynamics, Inc.	90,981
5,724	Stillwater Mining Co. *	61,476
2,175	Sunpower Corp. * †	45,022
2,216	Tesoro Corp.	115,941
7,567	Tractor Supply Co.	889,955
30,782	Tyson Foods, Inc.	790,482
3,993	United States Steel Corp. †	69,997
8,901	Valero Energy Corp.	309,488
21,241	Weyerhaeuser Co.	605,156
1,949	Whiting Petroleum Corp. *	89,829
11,141	Williams Companies, Inc.	361,748
1,477	Worthington Industries, Inc.	46,836
		51,088,563
Total Common Stocks (Cost: $122,084,854)		109,564,037
RIGHTS: 0.0%
Spain: 0.0%
2,512	Acerinox S.A. Rights (EUR 0.00, expiring 07/23/13) * #	1,287
14,263	Repsol S.A. Rights (EUR 0.00, expiring 07/25/13) * #	7,935
Total Rights (Cost: $9,819)		9,222
MONEY MARKET FUND: 0.0% (Cost: $2,307)
2,307	Dreyfus Government Cash Management Fund	2,307
Total Investments Before Collateral for Securities Loaned: 100.3%
(Cost: $122,096,980)		109,575,566
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9%
(Cost: $4,203,436)
4,203,436	Bank of New York Overnight Government Fund	4,203,436
Total Investments: 104.2% (Cost: $126,300,416)		113,779,002
Liabilities in excess of other assets: (4.2)%		(4,565,585)
NET ASSETS: 100.0%		$109,213,417

See Notes to Financial Statements

37

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS

(continued)

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,023,351.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $40,084,716 which represents 36.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $370,878, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agriculture	26.6%	$29,085,307
Alternative Energy Sources	1.0	1,058,548
Base/Industrial Metals	12.6	13,783,121
Basic Materials	4.3	4,701,303
Consumer, Non-cyclical	1.6	1,708,177
Energy	40.9	44,834,269
Forest Products	4.4	4,862,088
Industrial	0.2	257,196
Precious Metals	5.3	5,842,924
Technology	0.5	521,608
Utilities	0.5	582,423
Water	2.1	2,336,295
Money Market Fund	0.0	2,307
	100.0%	$109,575,566

See Notes to Financial Statements

38

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$4,458,473	$–	$4,458,473
Austria	–	334,449	–	334,449
Bermuda	73,610	236,197	–	309,807
Brazil	1,501,759	–	–	1,501,759
Canada	13,223,758	–	–	13,223,758
Chile	403,460	–	–	403,460
China / Hong Kong	34,325	2,096,498	–	2,130,823
Colombia	92,249	–	–	92,249
Denmark	–	199,184	–	199,184
Finland	–	153,246	–	153,246
France	–	2,691,706	–	2,691,706
Germany	–	444,211	–	444,211
Hungary	–	56,133	–	56,133
India	32,605	370,878	–	403,483
Indonesia	–	166,024	–	166,024
Ireland	–	109,617	–	109,617
Italy	–	965,985	–	965,985
Japan	–	3,106,872	–	3,106,872
Luxembourg	231,310	298,813	–	530,123
Malaysia	89,685	939,901	–	1,029,586
Mexico	451,198	–	–	451,198
Netherlands	251,128	1,764,307	–	2,015,435
Norway	97,510	1,552,397	–	1,649,907
Peru	172,021	–	–	172,021
Philippines	–	41,732	–	41,732
Poland	–	273,790	–	273,790
Portugal	–	75,743	–	75,743
Russia	112,889	2,019,500	–	2,132,389
Singapore	–	1,244,235	–	1,244,235
South Africa	517,972	958,673	–	1,476,645
South Korea	–	1,242,634	–	1,242,634
Spain	–	386,789	–	386,789
Sweden	–	839,162	–	839,162
Switzerland	608,436	4,687,461	–	5,295,897
Taiwan	–	336,635	–	336,635
Turkey	–	99,755	–	99,755
United Kingdom	506,065	7,924,494	–	8,430,559
United States	51,088,563	–	–	51,088,563
Rights
Spain	–	9,222	–	9,222
Money Market Funds	4,205,743	–	–	4,205,743
Total	$73,694,286	$40,084,716	$–	$113,779,002

During the period ended June 30, 2013, transfers of securities from Level 1 to Level 2 were $60,053 and transfers from Level 2 to Level 1 were $189,996. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2013:

Common Stocks
Spain
Balance as of December 31, 2012	$–
Realized gain (loss)	230
Net change in unrealized appreciation (depreciation)	(26,244)
Purchases	–
Sales	(1,328)
Transfers in and/or out of level 3	27,342
Balance as of June 30, 2013	$–

Transfers from Level 2 to Level 3 resulted primarily from limited trading activity.

See Notes to Financial Statements

39

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Canada: 2.6%
34,046	Canadian Solar, Inc. (USD) * †	$374,166
China / Hong Kong: 26.6%
464,000	China Singyes Solar Technologies Holdings Ltd. † #	485,773
4,609,000	GCL-Poly Energy Holdings Ltd. * † #	982,751
12,358,000	Hanergy Solar Group Ltd. * #	949,324
32,169	JA Solar Holdings Co. Ltd. (ADR) * †	231,617
88,368	LDK Solar Co. Ltd. (ADR) *	113,995
61,630	Renesola Ltd. (ADR) * †	131,888
144,992	Suntech Power Holdings Co. Ltd. (ADR) *	149,342
60,108	Trina Solar Ltd. (ADR) * †	358,244
120,692	Yingli Green Energy Holding Co. Ltd. (ADR) * †	391,042
		3,793,976
Germany: 2.7%
11,406	SMA Solar Technology A.G. #	338,480
91,176	Solarworld A.G. * † #	54,142
		392,622
Norway: 4.3%
1,682,369	Renewable Energy Corp. A.S. * #	615,220
South Korea: 2.3%
35,067	Jusung Engineering Co. Ltd. * #	181,868
76,062	Nexolon Co. Ltd. * #	66,310
49,164	Woongjin Energy Co. Ltd. * #	78,646
		326,824
Switzerland: 3.8%
86,914	Meyer Burger Technology A.G. * #	536,695
Number of Shares		Value

Taiwan: 21.6%
299,000	Danen Technology Corp. * #	$109,731
618,000	E-Ton Solar Tech Co. Ltd. * #	250,086
25,000	Giga Solar Materials Corp. #	191,660
383,688	Gintech Energy Corp. * #	357,607
266,322	Green Energy Technology, Inc. * #	185,940
397,000	Motech Industries, Inc. * #	496,234
713,000	Neo Solar Power Corp. * #	529,992
593,000	Sino-American Silicon Products, Inc. #	752,897
333,646	Solartech Energy Corp. * #	207,594
		3,081,741
United States: 36.3%
41,850	Advanced Energy Industries, Inc. *	728,608
25,185	First Solar, Inc. * †	1,126,525
135,345	GT Advanced Technologies, Inc. * †	561,682
138,883	Power-One, Inc. *	877,741
43,472	STR Holdings, Inc. *	98,681
130,820	SunEdison, Inc. *	1,068,799
34,572	Sunpower Corp. * †	715,640
		5,177,676
Total Common Stocks (Cost: $12,545,430)		14,298,920
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 28.4%
(Cost: $4,048,729)
4,048,729	Bank of New York Overnight Government Fund	4,048,729
Total Investments: 128.6% (Cost: $16,594,159)		18,347,649
Liabilities in excess of other assets: (28.6)%		(4,084,625)
NET ASSETS: 100.0%		$14,263,024

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,781,522.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,370,950 which represents 51.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Advanced Materials / Products	0.7%	$98,681
Building & Construct Product – Miscellaneous	3.4	485,773
Electronic Component – Semiconductors	41.5	5,932,662
Energy – Alternate Sources	22.3	3,183,994
Mach Tools & Rel Products	3.7	536,695
Power Conversion / Supply Equipment	27.1	3,879,247
Semiconductor Equipment	1.3	181,868
	100.0%	$14,298,920

See Notes to Financial Statements

40

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$374,166	$–	$–	$374,166
China / Hong Kong	1,376,128	2,417,848	–	3,793,976
Germany	–	392,622	–	392,622
Norway	–	615,220	–	615,220
South Korea	–	326,824	–	326,824
Switzerland	–	536,695	–	536,695
Taiwan	–	3,081,741	–	3,081,741
United States	5,177,676	–	–	5,177,676
Money Market Fund	4,048,729	–	–	4,048,729
Total	$10,976,699	$7,370,950	$–	$18,347,649

See Notes to Financial Statements

41

STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Brazil: 21.5%
1,586,854	Cia Siderurgica Nacional S.A. (ADR) †	$4,395,586
838,393	Gerdau S.A. (ADR)	4,787,224
983,372	Vale S.A. (ADR) †	12,931,342
		22,114,152
Luxembourg: 17.1%
505,325	ArcelorMittal (USD) †	5,659,640
179,104	Tenaris S.A. (ADR)	7,212,518
205,374	Ternium S.A. (ADR)	4,647,614
		17,519,772
Mexico: 2.6%
195,997	Grupo Simec, S.A.B. de C.V. (ADR) *	2,642,039
Russia: 1.4%
493,467	Mechel OAO (ADR) * †	1,421,185
South Korea: 6.7%
105,820	POSCO (ADR)	6,886,766
United Kingdom: 12.7%
317,632	Rio Tinto Plc (ADR) †	13,048,322
United States: 38.0%
27,635	A.M. Castle & Co. * †	435,528
161,589	AK Steel Holding Corp. * †	491,231
127,975	Allegheny Technologies, Inc.	3,367,022
62,494	Carpenter Technology Corp.	2,816,605
181,486	Cliffs Natural Resources, Inc. †	2,949,147
Number of Shares		Value

United States: (continued)
138,553	Commercial Metals Co.	$2,046,428
36,370	Gibraltar Industries, Inc. *	529,547
12,042	LB Foster Co.	519,853
116,656	Nucor Corp.	5,053,538
12,956	Olympic Steel, Inc.	317,422
71,948	Reliance Steel & Aluminum Co.	4,716,911
31,297	Schnitzer Steel Industries, Inc.	731,724
318,031	Steel Dynamics, Inc.	4,741,842
83,155	Timken Co.	4,679,963
171,042	United States Steel Corp. †	2,998,366
84,287	Worthington Industries, Inc.	2,672,741
		39,067,868
Total Common Stocks (Cost: $177,266,157)		102,700,104
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 30.4%
(Cost: $31,231,469)
31,231,469	Bank of New York Overnight Government Fund	31,231,469
Total Investments: 130.4% (Cost: $208,497,626)		133,931,573
Liabilities in excess of other assets: (30.4)%		(31,221,077)
NET ASSETS: 100.0%		$102,710,496

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $30,103,450.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construction	0.5%	$529,547
Metal – Diversified	12.7	13,048,322
Metal – Iron	15.5	15,880,489
Metal Processors & Fabricators	7.7	7,872,557
Metal Products – Distribution	0.7	752,950
Steel – Producers	52.6	54,036,699
Steel – Specialty	3.3	3,367,022
Steel Pipe & Tube	7.0	7,212,518
	100.0%	$102,700,104

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$102,700,104	$–	$–	$102,700,104
Money Market Fund	31,231,469	–	–	31,231,469
Total	$133,931,573	$–	$–	$133,931,573

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

42

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 0.3%
18,824	Aurora Oil & Gas Ltd. (CAD) *	$50,319
Canada: 17.4%
12,012	ARC Resources Ltd. †	313,465
4,453	Baytex Energy Corp. (USD) †	160,486
3,944	Birchcliff Energy Ltd. *	30,507
16,084	Crescent Point Energy Corp. †	543,833
29,366	EnCana Corp. (USD) †	497,460
7,274	Lightstream Resources Ltd.	54,127
21,693	Pengrowth Energy Corp. (USD) †	106,946
20,383	Penn West Petroleum Ltd. (USD)	215,652
6,252	Peyto Exploration & Development Corp.	180,161
43,479	Talisman Energy, Inc. (USD)	496,965
5,951	Tourmaline Oil Corp. *	237,656
		2,837,258
United States: 82.2%
15,285	Anadarko Petroleum Corp.	1,313,440
1,882	Berry Petroleum Co.	79,646
8,841	Cabot Oil & Gas Corp.	627,888
21,849	Chesapeake Energy Corp.	445,283
3,634	Cimarex Energy Co.	236,174
4,402	Concho Resources, Inc. *	368,535
2,418	Continental Resources, Inc. * †	208,093
15,684	Denbury Resources, Inc. *	271,647
17,064	Devon Energy Corp.	885,280
3,036	Energen Corp.	158,661
8,861	EOG Resources, Inc.	1,166,816
6,323	EQT Corp.	501,857
6,034	EXCO Resources, Inc.	46,100
5,014	Forest Oil Corp. *	20,507
3,252	Gulfport Energy Corp. *	153,072
14,429	Hess Corp.	959,384
11,151	Kodiak Oil & Gas Corp. *	99,132
8,300	Linn Energy, LLC †	275,394
3,509	National Fuel Gas Co.	203,347
Number of Shares		Value

United States: (continued)
5,693	Newfield Exploration Co. *	$136,006
15,027	Noble Energy, Inc.	902,221
2,681	Northern Oil and Gas, Inc. * †	35,765
2,950	Oasis Petroleum, Inc. *	114,666
14,433	Occidental Petroleum Corp.	1,287,857
5,741	Pioneer Natural Resources Co.	831,010
7,535	QEP Resources, Inc.	209,322
6,854	Range Resources Corp.	529,951
2,568	Rosetta Resources, Inc. *	109,191
2,785	SM Energy Co.	167,044
14,756	Southwestern Energy Co. *	539,037
6,428	Ultra Petroleum Corp. *	127,403
4,952	Whiting Petroleum Corp. *	228,238
8,416	WPX Energy, Inc. *	159,399
		13,397,366
Total Common Stocks (Cost: $16,677,734)		16,284,943
MONEY MARKET FUND: 0.2% (Cost: $25,660)
25,660	Dreyfus Government Cash Management Fund	25,660
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $16,703,394)		16,310,603
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.5%
(Cost: $1,070,125)
1,070,125	Bank of New York Overnight Government Fund	1,070,125
Total Investments: 106.6% (Cost: $17,773,519)		17,380,728
Liabilities in excess of other assets: (6.6)%		(1,080,771)
NET ASSETS: 100.0%		$16,299,957

CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,031,700.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Electric – Integrated	1.2%	$203,347
Oil Company – Exploration & Production	92.7	15,122,212
Oil Company – Integrated	5.9	959,384
Money Market Fund	0.2	25,660
	100.0%	$16,310,603

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$16,284,943	$–	$–	$16,284,943
Money Market Funds	1,095,785	–	–	1,095,785
Total	$17,380,728	$–	$–	$17,380,728

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

43

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.8%
Australia: 8.9%
3,029,698	Energy Resources of Australia Ltd. * † #	$3,308,852
3,574,732	Paladin Energy Ltd. * #	2,849,925
		6,158,777
Canada: 18.3%
306,986	Alpha Minerals, Inc. * †	1,120,334
310,155	Cameco Corp. (USD) †	6,407,802
2,678,003	Denison Mines Corp. * †	3,096,984
1,184,589	Uranium Energy Corp. (USD) * †	2,120,414
		12,745,534
France: 18.6%
347,871	Areva S.A. * † #	5,382,519
324,353	Electricite de France S.A. #	7,516,717
		12,899,236
Japan: 26.4%
586,014	IHI Corp. #	2,213,735
98,274	JGC Corp. #	3,533,567
422,105	Kajima Corp. #	1,397,241
1,280,306	Mitsubishi Heavy Industries Ltd. #	7,106,831
527,800	Taihei Dengyo Kaisha Ltd. #	3,473,314
38,800	Toshiba Plant Systems & Services Corp. #	579,897
		18,304,585

Number of Shares		Value

Poland: 8.2%
1,240,003	Polska Grupa Energetyczna S.A. #	$5,729,349
United States: 15.4%
246,174	Exelon Corp.	7,601,853
112,500	US Ecology, Inc.	3,087,000
		10,688,853
Total Common Stocks (Cost: $78,307,506)		66,526,334
CLOSED-END FUND: 4.3%
(Cost: $4,111,596)
629,820	Uranium Participation Corp. * †	2,991,041
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $82,419,102)		69,517,375
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 18.3%
(Cost: $12,707,542)
12,707,542	Bank of New York Overnight Government Fund	12,707,542
Total Investments: 118.4% (Cost: $95,126,644)		82,224,917
Liabilities in excess of other assets: (18.4)%		(12,785,197)
NET ASSETS: 100.0%		$69,439,720

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,097,669.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $43,091,947 which represents 62.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Building & Construction	7.0%	$4,870,555
Electric - Integrated	30.0	20,847,919
Energy - Alternate Sources	7.8	5,382,519
Engineering / R&D Services	5.9	4,113,464
Hazardous Waste Disposal	4.4	3,087,000
Machinery - General Industry	13.4	9,320,566
Non - Ferrous Metals	27.2	18,904,311
Closed-End Fund	4.3	2,991,041
	100.0%	$69,517,375

See Notes to Financial Statements

44

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$–	$6,158,777	$–	$6,158,777
Canada	12,745,534	–	–	12,745,534
France	–	12,899,236	–	12,899,236
Japan	–	18,304,585	–	18,304,585
Poland	–	5,729,349	–	5,729,349
United States	10,688,853	–	–	10,688,853
Closed-End Fund	2,991,041	–	–	2,991,041
Money Market Fund	12,707,542	–	–	12,707,542
Total	$39,132,970	$43,091,947	$–	$82,224,917

See Notes to Financial Statements

45

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF(a)	Gold Miners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$4,869,907,284	$152,278,856	$72,422,956	$3,388,385,207
Affiliated issuers (3)	–	–	–	2,424,451,639
Short term investment held as collateral for securities loaned (4)	358,711,687	27,158,112	19,259,331	128,571,640
Cash	66,058	30,509	2,226	679,636
Cash denominated in foreign currency, at value (5)	1,901,795	403,071	52,870	–
Receivables:
Investment securities sold	492,278	99,837	215	–
Shares sold	1,505	–	–	12,697
Due from Adviser	–	–	–	–
Dividends	12,224,876	1,297,148	148,095	1,840,682
Prepaid expenses	10,658	2,251	85	19,235
Total assets	5,243,316,141	181,269,784	91,885,778	5,943,960,736

Liabilities:
Payables:
Investment securities purchased	2,714	1,486	–	–
Collateral for securities loaned	358,711,687	27,158,112	19,259,331	128,571,640
Line of credit	13,544,000	1,494,000	156,000	1,592,000
Shares redeemed	878,531	18,825	–	5,548
Due to Adviser	2,075,158	64,069	24,618	2,328,202
Due to custodian	–	–	–	–
Deferred Trustee fees	260,752	30,674	17,750	601,850
Accrued expenses	524,495	222,162	126,748	539,693
Total liabilities	375,997,337	28,989,328	19,584,447	133,638,933
NET ASSETS	$4,867,318,804	$152,280,456	$72,301,331	$5,810,321,803
Shares outstanding	94,950,000	8,600,000	1,583,333	237,152,500
Net asset value, redemption and offering price per share	$51.26	$17.71	$45.66	$24.50

Net assets consist of:
Aggregate paid in capital	$5,471,791,338	$599,646,094	$359,369,812	$13,235,275,150
Net unrealized appreciation (depreciation)	(44,195,546)	(116,964,388)	(11,751,580)	(5,985,794,998)
Undistributed (accumulated) net investment income (loss)	56,317,089	2,487,993	714,426	36,627,951
Accumulated net realized gain (loss)	(616,594,077)	(332,889,243)	(276,031,327)	(1,475,786,300)
	$4,867,318,804	$152,280,456	$72,301,331	$5,810,321,803
(1) Value of securities on loan	$345,362,205	$25,614,199	$18,478,072	$123,970,145
(2) Cost of Investments - Unaffiliated issuers	$4,914,058,450	$269,238,917	$84,173,129	$6,648,848,929
(3) Cost of investments - Affiliated issuers	$–	$–	$–	$5,149,782,916
(4) Cost of short term investment held as collateral for securities loaned	$358,711,687	$27,158,112	$19,259,331	$128,571,640
(5) Cost of cash denominated in foreign currency	$1,909,446	$403,071	$53,860	$–

(a)	Net asset value per share and shares outstanding have been restated to reflect the 1 for 3 reverse share split which took place on July 1, 2013 (See Note 14).
(b)	Net asset value per share and shares outstanding have been restated to reflect the 1 for 4 reverse share split which took place on July 1, 2013 (See Note 14).

See Notes to Financial Statements

46

Junior Gold Miners ETF(b)	Oil Services ETF	Rare Earth/ Strategic Metals ETF(b)	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+ Nuclear Energy ETF(a)

$222,424,952	$1,541,380,857	$116,540,618	$109,575,566	$14,298,920	$102,700,104	$16,310,603	$69,517,375
1,016,236,906	–	–	–	–	–	–	–
161,249,930	89,307,535	28,823,966	4,203,436	4,048,729	31,231,469	1,070,125	12,707,542
213	–	53,739	15,782	–	–	5,724	–
6,972,115	–	816,692	103,039	19,370	–	–	247,929

177,765	–	945,562	616	–	8,608,733	–	2,893
10,181	1,022	–	–	–	–	–	1,172
–	–	–	–	8,805	–	3,551	–
1,973,775	1,099,070	318,388	267,852	18,754	240,996	21,407	322,924
7,661	10,137	2,821	2,053	17	256	2,597	652
1,409,053,498	1,631,798,621	147,501,786	114,168,344	18,394,595	142,781,558	17,414,007	82,800,487

30,001,589	–	776	48,261	–	229,429	–	–
161,249,930	89,307,535	28,823,966	4,203,436	4,048,729	31,231,469	1,070,125	12,707,542
–	999,000	367,000	577,000	–	67,004	–	493,000
–	1,669	57,326	–	–	8,378,042	–	–
590,518	380,026	39,589	22,170	–	38,606	–	22,359
–	26,215	–	–	13,365	1,280	–	641
99,340	19,624	8,536	9,551	2,176	26,276	258	15,583
158,747	55,102	115,932	94,509	67,301	98,956	43,667	121,642
192,100,124	90,789,171	29,413,125	4,954,927	4,131,571	40,071,062	1,114,050	13,360,767
$1,216,953,374	$1,541,009,450	$118,088,661	$109,213,417	$14,263,024	$102,710,496	$16,299,957	$69,439,720
33,437,500	36,010,863	3,075,000	3,250,000	300,000	2,700,000	650,000	1,666,667
$36.39	$42.79	$38.40	$33.60	$47.54	$38.04	$25.08	$41.66

$3,981,151,253	$1,482,391,597	$306,818,461	$130,042,242	$73,110,343	$329,639,799	$16,891,310	$252,807,077
(1,573,488,172)	(70,813,671)	(108,671,308)	(12,523,593)	1,752,865	(74,566,053)	(392,872)	(12,903,645)
(109,525,098)	8,019,413	812,727	1,333,659	91,053	1,519,560	81,531	1,093,465
(1,081,184,609)	121,412,111	(80,871,219)	(9,638,891)	(60,691,237)	(153,882,810)	(280,012)	(171,557,177)
$1,216,953,374	$1,541,009,450	$118,088,661	$109,213,417	$14,263,024	$102,710,496	$16,299,957	$69,439,720
$146,589,759	$87,346,459	$26,912,479	$4,023,351	$3,781,522	$30,103,450	$1,031,700	$12,097,669
$326,245,629	$1,612,194,527	$225,200,348	$122,096,980	$12,545,430	$177,266,157	$16,703,394	$82,419,102
$2,485,849,820	$–	$–	$–	$–	$–	$–	$–

$161,249,930	$89,307,535	$28,823,966	$4,203,436	$4,048,729	$31,231,469	$1,070,125	$12,707,542
$7,014,185	$–	$828,676	$103,795	$19,288	$–	$–	$248,250

See Notes to Financial Statements

47

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2013 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF
Income:
Dividends — unaffiliated issuers	$74,624,594	$3,356,374	$314,963	$47,376,401
Dividends — affiliated issuers	–	–	–	16,873,053
Securities lending income	2,380,081	44,821	562,132	1,352,850
Foreign taxes withheld	(6,923,860)	(302,862)	(25,936)	(6,788,711)
Total income	70,080,815	3,098,333	851,159	58,813,593

Expenses:
Management fees	13,761,162	541,974	137,823	16,996,457
Professional fees	183,814	33,264	20,445	245,364
Insurance	48,469	1,925	418	76,815
Trustees’ fees and expenses	81,756	4,753	615	74,858
Reports to shareholders	140,075	18,084	13,044	219,485
Indicative optimized portfolio value fee	5,774	7,465	7,439	–
Custodian fees	429,967	36,282	8,006	242,617
Registration fees	102,641	2,489	2,474	102,294
Transfer agent fees	1,194	1,194	1,189	–
Fund accounting fees	126,666	18,035	17,855	–
Interest	138,113	2,109	670	33,853
Other	39,831	3,292	1,946	63,582
Total expenses	15,059,462	670,866	211,924	18,055,325
Waiver of management fees	–	(29,229)	(40,353)	(5,227)
Expenses assumed by the Adviser	–	–	–	–
Net expenses	15,059,462	641,637	171,571	18,050,098
Net investment income (loss)	55,021,353	2,456,696	679,588	40,763,495

Net realized gain (loss) on:
Investments - unaffiliated issuers	(222,522,462)	(13,599,264)	(4,444,913)	(249,219,979)
Investments - affiliated issuers	–	–	–	(307,848,051)
In-kind redemptions	245,693,021	(632,643)	(29,371)	(132,784,118)
Foreign currency transactions and foreign denominated assets and liabilities	(2,040,208)	13,834	(6,650)	–
Net realized gain (loss)	21,130,351	(14,218,073)	(4,480,934)	(689,852,148)
Net change in unrealized appreciation (depreciation) on:
Investments	(231,293,076)	(59,980,874)	20,773,854	(3,645,994,718)
Foreign currency transactions and foreign denominated assets and liabilities	(159,440)	(3,745)	(600)	–
Net change in unrealized appreciation (depreciation)	(231,452,516)	(59,984,619)	20,773,254	(3,645,994,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(155,300,812)	$(71,745,996)	$16,971,908	$(4,295,083,371)

See Notes to Financial Statements

48

Junior Gold Miners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+ Nuclear Energy ETF

$882,794	$10,560,357	$680,476	$1,690,530	$17,754	$1,801,699	$131,066	$802,265
2,685,476	–	–	–	–	–	–	–
2,088,344	109,854	482,450	35,809	121,327	102,056	5,501	96,907
(245,066)	(27,090)	(64,120)	(107,324)	(2,676)	(47,483)	(11,329)	(70,840)
5,411,548	10,643,121	1,098,806	1,619,015	136,405	1,856,272	125,238	828,332

4,995,606	2,603,210	362,090	286,254	32,300	325,965	43,015	188,690
102,512	38,858	29,290	24,467	30,206	22,743	18,137	23,522
19,513	9,056	1,479	1,222	88	1,013	139	691
26,757	10,153	2,093	1,691	119	2,006	195	864
86,877	25,858	19,364	9,537	4,963	12,407	9,925	11,880
7,465	1,974	9,278	9,396	9,398	–	7,455	5,775
168,356	40,488	26,593	43,192	10,467	7,323	4,220	9,388
73,637	17,781	7,931	2,488	2,847	2,479	3,029	2,479
1,194	1,199	1,194	1,308	1,193	1,189	1,186	1,189
86,489	58,820	17,920	17,918	17,835	14,739	11,413	17,855
39,837	8,159	1,942	4,346	933	2,066	–	1,428
19,862	7,977	2,514	15,148	1,955	899	318	1,686
5,628,105	2,823,533	481,688	416,967	112,304	392,829	99,032	265,447
–	(212,164)	(66,966)	(132,091)	(32,300)	(32,202)	(43,015)	(37,592)
–	–	–	–	(37,081)	–	(9,561)	–
5,628,105	2,611,369	414,722	284,876	42,923	360,627	46,456	227,855
(216,557)	8,031,752	684,084	1,334,139	93,482	1,495,645	78,782	600,477

(94,023,916)	(1,188,705)	(19,458,103)	(1,296,085)	(2,521,535)	(23,682,187)	(77,740)	(7,743,914)
(469,775,025)	–	–	–	–	–	–	–
5,380,427	124,047,436	918,851	1,168,535	279,299	3,787,006	296,958	1,700,888

(1,260,024)	–	(68,863)	(7,071)	(3,234)	–	576	(56,101)
(559,678,538)	122,858,731	(18,608,115)	(134,621)	(2,245,470)	(19,895,181)	219,794	(6,099,127)

(886,345,602)	1,181,034	(27,997,504)	(8,395,673)	5,501,985	(14,256,265)	1,342,506	6,376,766

(52,076)	–	(10,665)	(5,662)	(1,250)	–	(12)	950
(886,397,678)	1,181,034	(28,008,169)	(8,401,335)	5,500,735	(14,256,265)	1,342,494	6,377,716
$(1,446,292,773)	$132,071,517	$(45,932,200)	$(7,201,817)	$3,348,747	$(32,655,801)	$1,641,070	$879,066

See Notes to Financial Statements

49

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

		Agribusiness ETF		Coal ETF
		For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
		(unaudited)		(unaudited)

Operations:
Net investment income (loss)		$55,021,353	$107,045,700	$2,456,696	$4,559,835
Net realized gain (loss)		21,130,351	39,994,873	(14,218,073)	(142,189,399)
Net change in unrealized appreciation (depreciation)		(231,452,516)	606,523,455	(59,984,619)	104,709,260
Net increase (decrease) in net assets resulting from operations		(155,300,812)	753,564,028	(71,745,996)	(32,920,304)

Dividends to shareholders:
Dividends from net investment income		–	(104,052,600)	–	(3,973,750)

Share transactions:* *
Proceeds from sale of shares		27,640,121	191,268,360	19,318,439	140,338,113
Cost of shares redeemed		(672,241,901)	(704,371,720)	(30,650,098)	(182,506,166)
Increase (Decrease) in net assets resulting from share transactions		(644,601,780)	(513,103,360)	(11,331,659)	(42,168,053)
Total increase (decrease) in net assets		(799,902,592)	136,408,068	(83,077,655)	(79,062,107)
Net Assets, beginning of period		5,667,221,396	5,530,813,328	235,358,111	314,420,218
Net Assets, end of period†		$4,867,318,804	$5,667,221,396	$152,280,456	$235,358,111
†	Including undistributed (accumulated) net investment income (loss)	$56,317,089	$1,295,737	$2,487,993	$31,297
* *	Shares of Common Stock Issued (no par value)
Shares sold		500,000	3,800,000	750,000	5,800,000
Shares redeemed		(12,600,000)	(13,900,000)	(1,500,000)	(6,150,000)
Net increase (decrease)		(12,100,000)	(10,100,000)	(750,000)	(350,000)

(a)	Share activity has been restated to reflect the 1 for 3 reverse share split which took place on July 1, 2013 (See Note 14).
(b)	Share activity has been restated to reflect the 1 for 4 reverse share split which took place on July 1, 2013 (See Note 14).

See Notes to Financial Statements

50

Global Alternative Energy ETF(a)		Gold Miners ETF		Junior Gold Miners ETF(b)
For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
(unaudited)		(unaudited)		(unaudited)

$679,588	$923,061	$40,763,495	$76,636,120	$(216,557)	$235,775
(4,480,934)	(31,075,909)	(689,852,148)	90,969,205	(559,678,538)	(321,062,743)
20,773,254	31,273,942	(3,645,994,718)	(1,030,211,098)	(886,397,678)	(71,001,872)
16,971,908	1,121,094	(4,295,083,371)	(862,605,773)	(1,446,292,773)	(391,828,840)

–	(859,050)	–	(89,467,455)	–	(96,187,500)

11,671,425	–	4,044,190,266	7,497,171,033	300,747,333	1,391,056,126
(2,355,241)	(12,892,902)	(3,344,838,656)	(5,911,583,359)	(174,732,591)	(288,473,500)
9,316,184	(12,892,902)	699,351,610	1,585,587,674	126,014,742	1,102,582,626
26,288,092	(12,630,858)	(3,595,731,761)	633,514,446	(1,320,278,031)	614,566,286
46,013,239	58,644,097	9,406,053,564	8,772,539,118	2,537,231,405	1,922,665,119
$72,301,331	$46,013,239	$5,810,321,803	$9,406,053,564	$1,216,953,374	$2,537,231,405
$714,426	$34,838	$36,627,951	$(4,135,544)	$(109,525,098)	$(109,308,541)

266,667	–	129,200,000	155,350,000	4,412,500	15,462,500
(66,667)	(400,000)	(95,100,000)	(122,650,000)	(3,037,500)	(3,050,000)
200,000	(400,000)	34,100,000	32,700,000	1,375,000	12,412,500

See Notes to Financial Statements

51

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Oil Services ETF(b)		Rare Earth/Strategic Metals ETF(a)
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(unaudited)		(unaudited)

Operations:
Net investment income	$8,031,752	$13,894,610	$684,084	$2,938,946
Net realized gain (loss)	122,858,731	90,886,790	(18,608,115)	(31,092,041)
Net change in unrealized appreciation (depreciation)	1,181,034	(77,579,606)	(28,008,169)	8,895,126
Net increase (decrease) in net assets resulting from operations	132,071,517	27,201,794	(45,932,200)	(19,257,969)

Dividends and Distributions to shareholders:
Dividends from net investment income	–	(13,484,728)	–	(2,996,400)
Distributions from net realized capital gains	–	(234,226)	–	–
Total Dividends and Distributions	–	(13,718,954)	–	(2,996,400)

Share transactions:**
Proceeds from sale of shares	3,189,179,849	5,542,879,994	2,863,724	21,255,021
Cost of shares redeemed	(3,063,568,246)	(5,186,689,166)	(13,494,975)	(22,883,914)
Increase (Decrease) in net assets resulting from share transactions	125,611,603	356,190,828	(10,631,251)	(1,628,893)
Total increase (decrease) in net assets	257,683,120	369,673,668	(56,563,451)	(23,883,262)
Net Assets, beginning of period	1,283,326,330	913,652,662	174,652,112	198,535,374
Net Assets, end of period†	$1,541,009,450	$1,283,326,330	$118,088,661	$174,652,112
† Including undistributed (accumulated) net investment income (loss)	$8,019,413	$(12,339)	$812,727	$128,643
** Shares of Common Stock Issued (no par value)
Shares sold	75,100,000	140,400,000	62,500	400,000
Shares redeemed	(72,300,000)	(131,050,000)	(287,500)	(387,500)
Net increase (decrease)	2,800,000	9,350,000	(225,000)	12,500

(a)	Share activity has been restated to reflect the 1 for 4 reverse share split which took place on July 1, 2013 (See Note 14).
(b)	Share activity has been restated to reflect the 3 for 1 share split which took place on February 14, 2012 (See Note 10).
(c)	Share activity has been restated to reflect the 1 for 15 reverse share split which took place on July 2, 2012 (See Note 10).

See Notes to Financial Statements

52

RVE Hard Assets Producers ETF		Solar Energy ETF(c)		Steel ETF
For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2012
(unaudited)		(unaudited)		(unaudited)

$1,334,139	$2,940,941	$93,482	$386,852	$1,495,645	$3,426,928
(134,621)	3,552,446	(2,245,470)	(19,226,876)	(19,895,181)	(22,112,847)
(8,401,335)	4,302,686	5,500,735	13,570,378	(14,256,265)	34,973,481
(7,201,817)	10,796,073	3,348,747	(5,269,646)	(32,655,801)	16,287,562

–	(2,900,200)	–	(395,100)	–	(3,386,250)
–	–	–	–	–	–
–	(2,900,200)	–	(395,100)	–	(3,386,250)

4,997,465	12,830,008	1,995,769	6,628,658	42,379,926	88,363,561
(10,786,445)	(57,208,727)	(1,995,769)	–	(60,894,652)	(128,420,817)
(5,788,980)	(44,378,719)	–	6,628,658	(18,514,726)	(40,057,256)
(12,990,797)	(36,482,846)	3,348,747	963,912	(51,170,527)	(27,155,944)
122,204,214	158,687,060	10,914,277	9,950,365	153,881,023	181,036,967
$109,213,417	$122,204,214	$14,263,024	$10,914,277	$102,710,496	$153,881,023
$1,333,659	$(480)	$91,053	$(2,429)	$1,519,560	$23,915

150,000	350,000	50,000	120,000	950,000	1,900,000
(300,000)	(1,650,000)	(50,000)	–	(1,400,000)	(2,550,000)
(150,000)	(1,300,000)	–	120,000	(450,000)	(650,000)

See Notes to Financial Statements

53

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Unconventional Oil & Gas ETF		Uranium+Nuclear Energy ETF(a)
	For the Six Months Ended June 30, 2013	For the Period February 14, 2012* through December 31, 2012	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(unaudited)		(unaudited)

Operations:
Net investment income	$78,782	$161,553	$600,477	$2,382,526
Net realized gain (loss)	219,794	(113,804)	(6,099,127)	(16,275,048)
Net change in unrealized appreciation (depreciation)	1,342,494	(1,735,366)	6,377,716	10,858,990
Net increase (decrease) in net assets resulting from operations	1,641,070	(1,687,617)	879,066	(3,033,532)

Dividends to shareholders:
Dividends from net investment income	–	(152,600)	–	(3,602,400)

Share transactions:**
Proceeds from sale of shares	4,928,793	23,305,562	728,616	5,465,787
Cost of shares redeemed	(6,049,531)	(5,685,720)	(10,734,700)	(6,930,759)
Increase (Decrease) in net assets resulting from share transactions	(1,120,738)	17,619,842	(10,006,084)	(1,464,972)
Total increase (decrease) in net assets	520,332	15,779,625	(9,127,018)	(8,100,904)
Net Assets, beginning of period	15,779,625	–	78,566,738	86,667,642
Net Assets, end of period†	$16,299,957	$15,779,625	$69,439,720	$78,566,738
† Including undistributed net investment income	$81,531	$2,749	$1,093,465	$492,989
** Shares of Common Stock Issued (no par value)
Shares sold	200,000	950,000	16,667	116,667
Shares redeemed	(250,000)	(250,000)	(250,000)	(150,000)
Net increase (decrease)	(50,000)	700,000	(233,333)	(33,333)

*	Commencement of operations
(a)	Share activity has been restated to reflect the 1 for 3 reverse share split whick took place on July 1, 2013 (See Note 14).

See Notes to Financial Statements

54

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$52.94		$47.21	$53.39	$43.69	$27.71	$56.73
Income from investment operations:
Net investment income	0.58		1.00	0.30	0.31	0.45	0.35
Net realized and unrealized gain (loss) on investments	(2.26)		5.70	(6.18)	9.72	15.95	(29.09)
Total from investment operations	(1.68)		6.70	(5.88)	10.03	16.40	(28.74)
Less:
Dividends from net investment income	–		(0.97)	(0.29)	(0.33)	(0.42)	(0.28)
Return of capital	–		–	(0.01)	–	–	–
Total dividends	–		(0.97)	(0.30)	(0.33)	(0.42)	(0.28)
Net asset value, end of period	$51.26		$52.94	$47.21	$53.39	$43.69	$27.71
Total return (b)	(3.17	)%(c)	14.20%	(11.01)%	22.96%	59.18%	(50.64)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,867,319		$5,667,221	$5,530,813	$2,624,216	$1,992,374	$679,014
Ratio of gross expenses to average net assets	0.55	%(d)	0.55%	0.53%	0.56%	0.59%	0.59%
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.53%	0.56%	0.59%	0.59%
Ratio of net expenses, excluding interest expense, to average net assets	0.54	%(d)	0.54%	0.53%	0.55%	0.59%	0.58%
Ratio of net investment income to average net assets	2.00	%(d)	1.89%	0.76%	0.78%	1.56%	0.66%
Portfolio turnover rate	20	%(c)	19%	22%	20%	35%	29%

			Coal ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,				For the Period January 10, 2008(a) through December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$25.17		$32.41	$47.07	$35.93	$14.55	$40.39
Income from investment operations:
Net investment income	0.29		0.49	0.53	0.18	0.34	0.10
Net realized and unrealized gain (loss) on investments	(7.75)		(7.30)	(14.71)	11.15	21.35	(25.85)
Total from investment operations	(7.46)		(6.81)	(14.18)	11.33	21.69	(25.75)
Less:
Dividends from net investment income	–		(0.43)	(0.48)	(0.19)	(0.31)	(0.09)
Net asset value, end of period	$17.71		$25.17	$32.41	$47.07	$35.93	$14.55
Total return (b)	(29.64	)%(c)	(21.05)%	(30.12)%	31.55%	149.05%	(63.75	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$152,280		$235,358	$314,420	$529,563	$418,528	$167,999
Ratio of gross expenses to average net assets	0.62	%(d)	0.62%	0.59%	0.59%	0.64%	0.62	%(d)
Ratio of net expenses to average net assets	0.59	%(d)	0.59%	0.59%	0.59%	0.64%	0.62	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.59	%(d)	0.59%	0.59%	0.58%	0.63%	0.61	%(d)
Ratio of net investment income to average net assets	2.27	%(d)	2.02%	0.93%	0.57%	1.51%	0.53	%(d)
Portfolio turnover rate	11	%(c)	55%	47%	29%	50%	47	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

55

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Global Alternative Energy ETF#
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$33.27		$32.88	$60.24	$75.51	$69.24	$178.50
Income from investment operations:
Net investment income	0.42		0.66	1.02	0.60	0.27	0.45
Net realized and unrealized gain (loss) on investments	11.97		0.36	(27.33)	(15.30)	6.03	(109.29)
Total from investment operations	12.39		1.02	(26.31)	(14.70)	6.30	(108.84)
Less:
Dividends from net investment income	–		(0.63)	(1.02)	(0.57)	(0.03)	(0.42)
Return of capital	–		–	(0.03)	–	–	–
Total dividends	–		(0.63)	(1.05)	(0.57)	(0.03)	(0.42)
Net asset value, end of period	$45.66		$33.27	$32.88	$60.24	$75.51	$69.24
Total return (a)	37.28	%(b)	3.07%	(43.69)%	(19.46)%	9.11%	(60.98)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$72,301		$46,013	$58,644	$134,547	$212,645	$192,758
Ratio of gross expenses to average net assets	0.77	%(c)	0.81%	0.68%	0.60%	0.66%	0.62%
Ratio of net expenses to average net assets	0.62	%(c)	0.62%	0.62%	0.60%	0.66%	0.62%
Ratio of net expenses, excluding interest expense, to average net assets	0.62	%(c)	0.62%	0.62%	0.60%	0.65%	0.60%
Ratio of net investment income to average net assets	2.46	%(c)	1.81%	1.59%	0.81%	0.34%	0.46%
Portfolio turnover rate	8	%(b)	35%	26%	30%	50%	29%

	Gold Miners ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$46.32		$51.50	$61.44	$46.15	$33.70	$45.89
Income from investment operations:
Net investment income	0.17		0.39	0.26	0.04	0.05	0.43
Net realized and unrealized gain (loss) on investments	(21.99)		(5.11)	(10.05)	15.65	12.51	(12.62)
Total from investment operations	(21.82)		(4.72)	(9.79)	15.69	12.56	(12.19)
Less:
Dividends from net investment income	–		(0.46)	(0.15)	(0.40)	(0.11)	–
Net asset value, end of period	$24.50		$46.32	$51.50	$61.44	$46.15	$33.70
Total return (a)	(47.11	)%(b)	(9.16)%	(15.93)%	34.01%	37.27%	(26.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,810,322		$9,406,054	$8,772,539	$7,677,408	$5,568,529	$2,672,363
Ratio of gross expenses to average net assets	0.53	%(c)	0.52%	0.52%	0.53%	0.54%	0.56%
Ratio of net expenses to average net assets	0.53	%(c)	0.52%	0.52%	0.53%	0.54%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.53	%(c)	0.52%	0.52%	0.53%	0.54%	0.55%
Ratio of net investment income to average net assets	1.20	%(c)	0.88%	0.35%	0.05%	0.00%	0.15%
Portfolio turnover rate	5	%(b)	5%	9%	3%	12%	13%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Not annualized
(c)	Annualized
#	On July 1, 2013, the Fund effected a 1 for 3 reverse share split (See Note 14). Per share data for all periods have been adjusted to reflect the split.

See Notes to Financial Statements

56

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF*
	For the Six Months Ended June 30,		For the Year Ended December 31,				For the Period November 10, 2009(a) through December 31,
	2013		2012	2011	2010		2009
	(unaudited)
Net asset value, beginning of period	$79.12		$97.84	$159.24	$103.24		$98.88
Income from investment operations:
Net investment income (loss)	0.12		0.36	2.72	(0.40	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	(42.85)		(16.08)	(57.80)	68.12		4.40
Total from investment operations	(42.73)		(15.72)	(55.08)	67.72		4.36
Less:
Dividends from net investment income	–		(3.00)	(4.84)	(11.72)		–
Distributions from net realized gains	–		–	(1.48)	–		–
Total dividends and distributions	–		(3.00)	(6.32)	(11.72)		–
Net asset value, end of period	$36.39		$79.12	$97.84	$159.24		$103.24
Total return (c)	(54.01	)%(d)	(16.07)%	(34.57)%	65.74%		4.41	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,216,953		$2,537,231	$1,922,665	$2,123,857		$660,843
Ratio of gross expenses to average net assets	0.57	%(e)	0.55%	0.54%	0.54%		0.59	%(e)
Ratio of net expenses to average net assets	0.57	%(e)	0.55%	0.54%	0.54%		0.59	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.56	%(e)	0.55%	0.54%	0.54%		0.59	%(e)
Ratio of net investment income (loss) to average net assets	(0.02	)%(e)	0.01%	(0.22)%	(0.34)%		(0.43	)%(e)
Portfolio turnover rate	20	%(d)	22%	60%	49%		20	%(d)

	Oil Services ETF#
	For the Six Months Ended June 30, 2013		For the Year Ended December 31, 2012	For the Period December 20, 2011(a) through December 31, 2011
	(unaudited)
Net asset value, beginning of period	$38.64		$38.29	$38.06
Income from investment operations:
Net investment income	0.22		0.42	–	(f)
Net realized and unrealized gain on investments	3.93		0.34	0.23
Total from investment operations	4.15		0.76	0.23
Less:
Dividends from net investment income	–		(0.40)	–
Distributions from net realized gains	–		(0.01)	–
Total dividends and distributions	–		(0.41)	–
Net asset value, end of period	$42.79		$38.64	$38.29
Total return (c)	10.74	%(d)	1.98%	0.61	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,541,009		$1,283,326	$913,653
Ratio of gross expenses to average net assets	0.38	%(e)	0.38%	0.46	%(e)
Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(e)	0.35%	0.35	%(e)
Ratio of net investment income (loss) to average net assets	1.08	%(e)	1.23%	(0.35	)%(e)
Portfolio turnover rate	3	%(d)	6%	0	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized
(f)	Amount represents less than $0.005 per share
*	On July 1, 2013, the Fund effected a 1 for 4 reverse share split (See Note 14). Per share data for all periods have been adjusted to reflect the split.
#	On February 14, 2012, the Fund effected a share split as decribed in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

57

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF*
	For the Six Months Ended June 30,		For the Year Ended December 31,		For the Period October 27, 2010(a) through December 31,
	2013		2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$52.92		$60.40	$94.72	$79.04
Income from investment operations:
Net investment income (loss)	0.24		0.88	1.00	(0.04)
Net realized and unrealized gain (loss) on investments	(14.76)		(7.44)	(31.52)	15.72
Total from investment operations	(14.52)		(6.56)	(30.52)	15.68
Less:
Dividends from net investment income	–		(0.92)	(3.80)	–
Net asset value, end of period	$38.40		$52.92	$60.40	$94.72
Total return (b)	(27.44	)%(c)	(10.88)%	(32.21)%	19.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$118,089		$174,652	$198,535	$236,782
Ratio of gross expenses to average net assets	0.67	%(d)	0.66%	0.59%	0.63	%(d)
Ratio of net expenses to average net assets	0.57	%(d)	0.59%	0.57%	0.57	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.57	%(d)	0.57%	0.57%	0.57	%(d)
Ratio of net investment income (loss) to average net assets	0.95	%(d)	1.59%	0.95%	(0.38	)%(d)
Portfolio turnover rate	13	%(c)	44%	35%	9	%(c)

	RVE Hard Assets Producers ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,				For the Period August 29, 2008(a) through December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$35.94		$33.76	$38.83	$33.58	$23.27	$39.60
Income from investment operations:
Net investment income	0.41		0.86	0.66	0.30	0.26	0.05
Net realized and unrealized gain (loss) on investments	(2.75)		2.17	(5.07)	5.26	10.30	(16.31)
Total from investment operations	(2.34)		3.03	(4.41)	5.56	10.56	(16.26)
Less:
Dividends from net investment income	–		(0.85)	(0.66)	(0.31)	(0.25)	(0.07)
Net asset value, end of period	$33.60		$35.94	$33.76	$38.83	$33.58	$23.27
Total return (b)	(6.51	)%(c)	8.98%	(11.36)%	16.57%	45.36%	(41.07	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$109,213		$122,204	$158,687	$209,695	$97,394	$24,429
Ratio of gross expenses to average net assets	0.73	%(d)	0.68%	0.64%	0.63%	0.98%	2.20	%(d)
Ratio of net expenses to average net assets	0.50	%(d)	0.52%	0.61%	0.63%	0.65%	0.75	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)	0.51%	0.61%	0.63%	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	2.33	%(d)	1.95%	1.40%	1.26%	1.38%	1.49	%(d)
Portfolio turnover rate	8	%(c)	10%	15%	19%	28%	19	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
*	On July 1, 2013, the Fund effected a 1 for 4 reverse share split (See Note 14). Per share data for all periods have been adjusted to reflect the split.

See Notes to Financial Statements

58

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

			Solar Energy ETF#
	For the Six Months Ended June 30,		For the Year Ended December 31,				For the Period April 21, 2008(a) through December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$36.38		$55.35	$165.75	$233.70	$213.30	$610.20
Income from investment operations:
Net investment income	0.31		1.29	3.75	0.90	1.50	0.05
Net realized and unrealized gain (loss) on investments	10.85		(18.94)	(110.70)	(67.80)	20.25	(396.95)
Total from investment operations	11.16		(17.65)	(106.95)	(66.90)	21.75	(396.90)
Less:
Dividends from net investment income	–		(1.32)	(3.45)	(1.05)	(1.35)	–
Net asset value, end of period	$47.54		$36.38	$55.35	$165.75	$233.70	$213.30
Total return (b)	30.68	%(c)	(31.89)%	(64.50)%	(28.65)%	10.17%	(65.04	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,263		$10,914	$9,950	$24,867	$34,279	$ 18,483
Ratio of gross expenses to average net assets	1.74	%(d)	1.86%	1.06%	0.92%	0.96%	1.23	%(d)
Ratio of net expenses to average net assets	0.66	%(d)	0.66%	0.65%	0.65%	0.66%	0.65	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65	%(d)
Ratio of net investment income (loss) to average net assets	1.45	%(d)	3.47%	2.63%	0.50%	0.86%	(0.02	)%(d)
Portfolio turnover rate	51	%(c)	59%	35%	37%	51%	52	%(c)

	Steel ETF
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$48.85		$47.64	$72.48	$61.57	$29.43	$85.02
Income from investment operations:
Net investment income	0.56		1.09	1.14	0.86	0.92	1.12
Net realized and unrealized gain (loss) on investments	(11.37)		1.20	(24.84)	11.08	32.20	(55.35)
Total from investment operations	(10.81)		2.29	(23.70)	11.94	33.12	(54.23)
Less:
Dividends from net investment income	–		(1.08)	(1.14)	(0.87)	(0.92)	(1.31)
Distributions from net realized gains	–		–	–	–	–	(0.05)
Return of capital	–		–	–	(0.16)	(0.06)	–
Total dividends and distributions	–		(1.08)	(1.14)	(1.03)	(0.98)	(1.36)
Net asset value, end of period	$38.04		$48.85	$47.64	$72.48	$61.57	$29.43
Total return (b)	(22.13	)%(c)	4.80%	(32.70)%	19.39%	112.51%	(63.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$102,710		$153,881	$181,037	$279,066	$390,947	$89,754
Ratio of gross expenses to average net assets	0.60	%(d)	0.60%	0.58%	0.55%	0.59%	0.60%
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.56%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.30	%(d)	2.40%	1.97%	1.04%	2.79%	1.44%
Portfolio turnover rate	2	%(c)	13%	3%	13%	19%	21%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
#	On July 2, 2012, the Fund effected a 1 for 15 reverse share split (See Note 10). Per share data for all periods have been adjusted to reflect the split.

See Notes to Financial Statements

59

MARKET VECTORS ETF TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Unconventional Oil & Gas ETF
	For the Six Months Ended June 30, 2013		For the Period December 14, 2012(a) through December 31, 2012
	(unaudited)
Net asset value, beginning of period	$22.54		$25.02
Income from investment operations:
Net investment income	0.12		0.23
Net realized and unrealized gain (loss) on investments	2.42		(2.49)
Total from investment operations	2.54		(2.26)
Less:
Dividends from net investment income	–		(0.22)
Net asset value, end of period	$25.08		$22.54
Total return (b)	11.27	%(c)	(9.04	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$16,300		$15,780
Ratio of gross expenses to average net assets	1.15	%(d)	0.92	%(d)
Ratio of net expenses to average net assets	0.54	%(d)	0.54	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.54	%(d)	0.54	%(d)
Ratio of net investment income to average net assets	0.92	%(d)	1.12	%(d)
Portfolio turnover rate	5	%(c)	35	%(c)

	Uranium+Nuclear Energy ETF#
	For the Six Months Ended June 30,		For the Year Ended December 31,
	2013		2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$41.34		$44.82	$75.87	$67.95	$57.90	$106.86
Income from investment operations:
Net investment income (loss)	0.39		1.26	(0.27)	1.53	0.66	3.81
Net realized and unrealized gain (loss) on investments	(0.07)		(2.85)	(24.99)	9.57	10.65	(52.77)
Total from investment operations	0.32		(1.59)	(25.26)	11.10	11.31	(48.96)
Less:
Dividends from net investment income	–		(1.89)	(5.79)	(3.18)	(1.26)	–
Net asset value, end of period	$41.66		$41.34	$44.82	$75.87	$67.95	$57.90
Total return (b)	0.77	%(c)	(3.53)%	(33.29)%	16.37%	19.52%	(45.82)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$69,440		$78,567	$86,668	$260,442	$157,402	$135,065
Ratio of gross expenses to average net assets	0.70	%(d)	0.67%	0.63%	0.57%	0.66%	0.61%
Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.62%	0.57%	0.66%	0.61%
Ratio of net expenses, excluding interest expense, to average net assets	0.60	%(d)	0.60%	0.61%	0.57%	0.63%	0.61%
Ratio of net investment income to average net assets	1.59	%(d)	2.82%	1.42%	2.53%	1.00%	1.31%
Portfolio turnover rate	30	%(c)	52%	51%	40%	45%	23%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
#	On July 1, 2013, the Fund effected a 1 for 3 reverse share split (See Note 14). Per share data for all periods have been adjusted to reflect the split.

See Notes to Financial Statements

60

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2013, offers fifty three investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Euronext, Deutsche Börse AG, Ardour Global Indexes, LLC, S-Network Global Indexes, LLC and Market Vectors Index Solutions GmbH, a wholly owned subsidiary of the Adviser.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Agribusiness ETF	August 31, 2007	Market Vectors Global Agribusiness Index*(a)
Coal ETF	January 10, 2008	Market Vectors Global Coal Index*
Global Alternative Energy ETF	May 03, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Junior Gold Miners ETF	November 10, 2009	Market Vectors Global Junior Gold Miners Index*
Oil Services ETF	December 20, 2011	Market Vectors US Listed Oil Services 25 Index*
Rare Earth/Strategic Metals ETF	October 27, 2010	Market Vectors Global Rare Earth/Strategic Metals Index*
RVE Hard Assets Producers ETF	August 29, 2008	Rogers™–Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Market Vectors Global Solar Energy Index*(b)
Steel ETF	October 10, 2006	NYSE Arca Steel Index
Unconventional Oil & Gas ETF	February 14, 2012	Market Vectors Global Unconventional Oil & Gas Index*
Uranium+Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index

*	Published by Market Vectors Index Solutions GmbH.
(a)	Prior to March 18, 2013, the index for Agribusiness ETF was DAXglobal® Agribusiness Index.
(b)	Prior to March 18, 2013, the index for Solar Energy ETF was Ardour Solar Energy IndexSM.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with
61

NOTES TO FINANCIAL STATEMENTS

(continued)

more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from broker dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold.Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.
62

E.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended June 30, 2013.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds held no forward foreign currency contracts during the period ended June 30, 2013.

G.	Offsetting Assets and Liabilities–In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending.

The following tables below present both gross and net information about the derivative instruments and securities lending transactions eligible for offset in the Statement of Assets and Liabilities, subject to master netting agreement or similar agreement, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2013. Collateral is disclosed up to 100% of the net amount of market value or unrealized gain/loss for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of June 30, 2013.

Offsetting Financial Assets and Derivative Assets as of June 30, 2013:

Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
Agribusiness ETF	Securities Lending	345,362,205	–	345,362,205	345,362,205	–
Coal ETF	Securities Lending	25,614,199	–	25,614,199	25,614,199	–
Global Alternative Energy ETF	Securities Lending	18,478,072	–	18,478,072	18,478,072	–
Gold Miners ETF	Securities Lending	123,970,145	–	123,970,145	123,970,145	–
Junior Gold Miners ETF	Securities Lending	146,589,759	–	146,589,759	146,589,759	–
Oil Services ETF	Securities Lending	87,346,459	–	87,346,459	87,346,459	–
Rare Earth / Strategic Metals ETF	Securities Lending	26,912,479	–	26,912,479	26,912,479	–
RVE Hard Assets Producers ETF	Securities Lending	4,023,351	–	4,023,351	4,023,351	–
Solar Energy ETF	Securities Lending	3,781,522	–	3,781,522	3,781,522	–
Steel ETF	Securities Lending	30,103,450	–	30,103,450	30,103,450	–
Unconventional Oil & Gas ETF	Securities Lending	1,031,700	–	1,031,700	1,031,700	–
Uranium+Nuclear Energy ETF	Securities Lending	12,097,669	–	12,097,669	12,097,669	–
63

NOTES TO FINANCIAL STATEMENTS

(continued)

H.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets (except for Oil Services ETF). The management fee rate for Oil Services ETF is 0.35%. The Adviser has agreed, at least until May 1, 2014, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, trading expenses, taxes and extraordinary expenses, listed in the table below.

The current expense caps and the amounts waived by the Adviser for the period ended June 30, 2013 are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed by the Adviser
Agribusiness ETF	0.56%	$–	$–
Coal ETF	0.59	29,229	–
Global Alternative Energy ETF	0.62	40,353	–
Gold Miners ETF	0.53	5,227	–
Junior Gold Miners ETF	0.56	–	–
Oil Services ETF	0.35	212,164	–
Rare Earth / Strategic Metals ETF	0.57	66,966	–
RVE Hard Assets Producers ETF	0.49	132,091	–
Solar Energy ETF	0.65	32,300	37,081
Steel ETF	0.55	32,202	–
Unconventional Oil & Gas ETF	0.54	43,015	9,561
Uranium+Nuclear Energy ETF	0.60	37,592	–

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Agribusiness ETF	$1,801,236,830	$1,114,044,962
Coal ETF	26,722,072	24,266,916
Global Alternative Energy ETF	5,221,741	4,471,248
Gold Miners ETF	352,267,238	441,189,620
Junior Gold Miners ETF	400,915,135	404,939,876
Oil Services ETF	43,045,072	68,318,162
Rare Earth / Strategic Metals ETF	18,408,297	19,985,978
RVE Hard Assets Producers ETF	9,559,145	8,701,968
Solar Energy ETF	7,295,232	6,552,471
Steel ETF	2,024,210	11,188,273
Unconventional Oil & Gas ETF	781,444	937,813
Uranium+Nuclear Energy ETF	27,084,220	22,678,452
64

Note 5–Income Taxes–As of June 30, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$5,323,075,020	$441,819,064	$(536,275,113)	$(94,456,049)
Coal ETF	301,498,439	2,499,481	(124,560,952)	(122,061,471)
Global Alternative Energy ETF	108,969,943	14,016,728	(31,304,384)	(17,287,656)
Gold Miners ETF	11,933,266,194	—	(5,991,857,708)	(5,991,857,708)
Junior Gold Miners ETF	3,058,829,417	5,257	(1,658,922,886)	(1,658,917,629)
Oil Services ETF	1,701,522,119	8,639,194	(79,472,921)	(70,833,727)
Rare Earth / Strategic Metals ETF	256,729,004	1,065,841	(112,430,261)	(111,364,420)
RVE Hard Assets Producers ETF	126,759,171	11,975,099	(24,955,268)	(12,980,169)
Solar Energy ETF	19,017,630	2,925,778	(3,595,759)	(669,981)
Steel ETF	211,500,628	1,658,969	(79,228,024)	(77,569,055)
Unconventional Oil & Gas ETF	17,774,111	1,318,809	(1,712,192)	(393,383)
Uranium+Nuclear Energy ETF	97,955,240	5,861,640	(21,591,963)	(15,730,323)

The tax character of dividends paid to shareholders during the year ended December 31, 2012 was as follows:

2012 Dividends
Fund	Ordinary Income
Agribusiness ETF	$104,052,600
Coal ETF	3,973,750
Global Alternative Energy ETF	859,050
Gold Miners ETF	89,467,455
Junior Gold Miners ETF	96,187,500
Oil Services ETF*	13,718,954
Rare Earth / Strategic Metals ETF	2,996,400
RVE Hard Assets Producers ETF	2,900,200
Solar Energy ETF	395,100
Steel ETF	3,386,250
Unconventional Oil & Gas ETF	152,600
Uranium+Nuclear Energy ETF	3,602,400

*	Include short-term capital gains.

The tax character of current year distributions will be determined at the end of the current fiscal year.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

65

NOTES TO FINANCIAL STATEMENTS

(continued)

At December 31, 2012, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective No Expiration	Post-Effective No Expiration
	Short-Term	Long-Term	Amount Expiring in the Year Ended December 31,
Fund	Capital Losses	Capital Losses	2018	2017	2016	2015
Agribusiness ETF	$102,772,109	$101,735,320	$85,630,099	$257,031,280	$40,221,865	$28,875
Coal ETF	11,462,551	101,109,442	18,822,843	155,793,705	17,994,621	–
Global Alternative Energy ETF	279,065	51,410,436	34,193,213	158,919,596	13,029,866	67,613
Gold Miners ETF	245,247,263	84,402,665	1,784,160	388,612,074	63,268,445	–
Junior Gold Miners ETF	210,549,584	123,371,555	–	–	–	–
Oil Services ETF	–	–	–	–	–	–
Rare Earth/Strategic Metals ETF	26,454,886	22,950,012	–	–	–	–
RVE Hard Assets Producers ETF	2,335,793	3,747,151	540,880	1,722,348	24,629	–
Solar Energy ETF	4,236,188	17,226,418	8,586,525	19,016,483	800,768	–
Steel ETF	1,889,761	15,132,245	21,020,656	79,176,906	10,643,838	–
Unconventional Oil & Gas ETF	422,887	–	–	–	–	–
Uranium+Nuclear Energy ETF	12,082,982	43,346,967	41,593,262	49,042,636	11,040,582	500,169

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2009-2012), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2013, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of June 30, 2013, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2013 the Trust had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Agribusiness ETF	$23,772,366	$1,296,778,322
Coal ETF	19,247,206	30,534,230
Global Alternative Energy ETF	11,689,183	2,353,512
Gold Miners ETF	4,367,396,327	3,530,992,008
Junior Gold Miners ETF	299,980,158	174,426,146
Oil Services ETF	3,281,748,998	3,122,032,066
Rare Earth / Strategic Metals ETF	2,582,796	12,294,854
RVE Hard Assets Producers ETF	4,848,961	10,463,299
Solar Energy ETF	–	639,120
Steel ETF	56,797,919	64,423,892
Unconventional Oil & Gas ETF	3,989,210	4,888,186
Uranium+Nuclear Energy ETF	–	13,709,005

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic

66

developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and/or the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of June 30, 2013, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10–Share Split–On January 27, 2012, the Board of Trustees of the Trust approved a 3 for 1 share split for the Oil Services ETF. The split took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Fund shares began trading on a split-adjusted basis on February 14, 2012. The Statements of Assets and Liabilities, Statements of Changes in Net Assets and Financial Highlights for the Oil Services ETF have been adjusted to reflect the 3 for 1 share split.

On July 2, 2012, the Board of Trustees of the Trust approved a 1 for 15 reverse share split for Solar Energy ETF. Fund shares began trading on a split-adjusted basis on July 2, 2012. The Statements of Assets and Liabilities, Statements of Changes in Net Assets and Financial Highlights for Solar Energy ETF have been adjusted to reflect the 1 for 15 reverse share split.

Note 11–Bank Line of Credit–Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2013, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2013
Agribusiness ETF	102	$17,597,520	1.62%	$13,544,000
Coal ETF	92	366,924	1.60	1,494,000
Global Alternative Energy ETF	54	167,296	1.61	156,000
Gold Miners ETF	53	7,144,981	1.59	1,592,000
Junior Gold Miners ETF	80	6,181,812	1.61	–
Oil Services ETF	121	1,218,870	1.61	999,000
Rare Earth/Strategic Metals ETF	90	288,378	1.63	367,000
RVE Hard Assets Producers ETF	123	459,698	1.63	577,000
Solar Energy ETF	18	870,722	1.64	–
Steel ETF	122	238,638	1.61	67,004
Uranium+Nuclear Energy ETF	92	256,337	1.62	493,000
67

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2013, there were no offsets of custodial fees.

Note 13–Recent Accounting Pronouncements–The Funds have adopted Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, as clarified by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which requires entities to disclose gross and net information about derivative instruments, repurchase and reverse-repurchase agreements, and securities borrowing and lending transactions that are either: (1) offset in accordance with GAAP, or (2) subject to enforceable master netting arrangement or similar agreements, irrespective of whether they are offset in accordance with GAAP. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. Additional disclosure requirements of ASU No. 2011-11 and ASU No. 2013-01 are reflected in Note 2 to the Funds’ financial statements.

Note 14–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective July 1, 2013, the Board of Trustees of the Trust approved a 1 for 3 reverse share splits for Global Alternative Energy ETF and Uranium+Nuclear Energy ETF, and 1 for 4 reverse share splits for Junior Gold Miners ETF and Rare Earth/Strategic Metal ETF.

Shares of the Funds began trading on a split-adjusted basis on July 1, 2013. The Statements of Assets and Liabilities, Statements of Changes in Net Assets and Financial Highlights for the respective Funds have been adjusted to reflect the reverse share splits.

68

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTOR MANAGEMENT AGREEMENT

At a meeting held on June 6, 2013 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the and the continuation of the investment management agreements between the Trust and the Adviser (the “Investment Management Agreements”) with respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, Business Development Company/Specialty Finance ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Coal ETF, Colombia ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Germany Small-Cap ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gold Miners ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap Index ETF, Indonesia Index ETF, Indonesia Small-Cap ETF, Internet ETF, Israel ETF, Junior Gold Miners ETF, Kuwait Index ETF, Latin America Small-Cap Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Oil Services ETF, Poland ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, RVE Hard Assets Producers ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF, Solar Energy ETF, Steel ETF, Telecom ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2013. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds (where applicable) and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a different group of issuers than some or all of the other funds in a Fund’s designated peer group, and certain measures of tracking error for designated peer groups are not available. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 7, 2013 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”). In evaluating each Operating Fund’s performance, the Trustees assessed the Operating Fund’s performance based on how well the performance of the Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, including a measure of tracking error that takes into account the fair value of the securities in the index. Based on discussions with the Adviser, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the Trust’s other service providers.

69

APPROVAL OF INVESTOR MANAGEMENT AGREEMENT

(continued)

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that, of the Operating Funds, each of Market Vectors China ETF, Colombia ETF, Egypt Index ETF, Global Alternative Energy ETF, Gulf States Index ETF, India Small-Cap ETF, Russia Small Cap ETF, Solar Energy ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds, and Market Vectors Germany Small-Cap ETF had a total expense ratio (after the effect of any applicable expense limitation) greater than the average but below the median of its peer group of funds. The Trustees concluded, however, in light of this information and the other information available to them, including that the Adviser was waiving some or all of its management fee and/or reimbursing expenses for these Funds, that the fees paid by the Operating Funds were reasonable in light of the performance of the Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing certain administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, Business Development Company/Specialty Finance ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Internet ETF, Israel ETF, Kuwait Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF and Telecom ETF to the Adviser because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2013 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of each Fund and such Fund’s shareholders.

70

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation

335 Madison Avenue

New York, NY 10017

vaneck.com

Account Assistance:

1.888.MKT.VCTR

MVHASAR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
     that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date September 6, 2013
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date September 6, 2013
     -----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        -----------------------------------------

Date September 6, 2013
     -----------------